UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.11%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.224% 9/26/33 ϕ	130,882	$142,713
Total Agency Asset-Backed Security
(cost $129,824)		142,713

Agency Collateralized Mortgage Obligations – 0.95%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	14,539	16,645
Series 2002-90 A2
6.50% 11/25/42	32,698	37,084
Series 2004-W11 1A2
6.50% 5/25/44	25,886	30,411
Series 2005-70 PA
5.50% 8/25/35	11,864	13,409
Series 2011-118 DC
4.00% 11/25/41	467,397	485,593
Series 2012-122 SD
5.91% 11/25/42 ●∑	83,019	19,693
Series 2013-38 AI
3.00% 4/25/33 ∑	160,180	25,149
Series 2013-44 DI
3.00% 5/25/33 ∑	210,867	31,023
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	52,857	60,004
Series 2326 ZQ
6.50% 6/15/31	46,135	52,268
Series 3123 HT
5.00% 3/15/26	148,026	161,567
Series 3656 PM
5.00% 4/15/40	99,198	109,698
Series 4185 LI
3.00% 3/15/33 ∑	81,179	12,333
Series 4191 CI
3.00% 4/15/33 ∑	83,437	11,774
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	138,907
Total Agency Collateralized Mortgage
Obligations (cost $1,161,813)		1,205,558

Agency Mortgage-Backed Securities – 26.39%
Fannie Mae
6.50% 8/1/17	3,493	3,591
Fannie Mae ARM
2.088% 3/1/38 ●	39,520	41,814
2.184% 8/1/34 ●	37,918	40,095
2.357% 4/1/36 ●	30,255	32,352
2.415% 5/1/43 ●	29,849	30,376
2.546% 6/1/43 ●	9,617	9,834
3.08% 4/1/44 ●	147,055	152,255
3.191% 4/1/44 ●	62,037	64,363
3.261% 3/1/44 ●	56,155	58,237
3.293% 9/1/43 ●	30,774	32,076
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,370	1,500
5.00% 1/1/34	2,240	2,453
5.00% 11/1/34	3,922	4,293
5.00% 10/1/35	9,620	10,532
5.00% 1/1/36	16,260	17,793
Fannie Mae S.F. 15 yr
2.50% 2/1/28	77,042	78,927
2.50% 5/1/28	11,707	11,994
3.50% 7/1/26	21,756	23,006
4.00% 4/1/24	13,521	14,319
4.00% 5/1/24	58,760	61,923
4.00% 5/1/25	19,519	20,826
4.00% 11/1/25	71,293	76,084
4.00% 12/1/26	31,798	33,678
4.00% 1/1/27	344,047	366,936
4.00% 5/1/27	70,062	74,762
4.00% 8/1/27	41,678	44,460
4.50% 1/1/20	5,480	5,753
5.00% 5/1/20	8,000	8,454
5.00% 7/1/20	1,974	2,117
5.00% 12/1/20	3,638	3,912
5.00% 6/1/23	7,079	7,680
5.50% 5/1/20	162	169
5.50% 6/1/23	43,495	48,141
6.00% 8/1/22	25,247	27,522
Fannie Mae S.F. 20 yr
3.00% 2/1/33	4,833	5,010
3.00% 8/1/33	13,573	14,070
3.00% 8/1/34	32,150	33,108
3.50% 9/1/33	20,134	21,217
4.00% 1/1/31	9,282	9,947
4.00% 2/1/31	25,718	27,568
5.00% 11/1/23	1,495	1,653
5.00% 2/1/30	14,366	15,880
5.50% 8/1/28	51,976	58,278
5.50% 12/1/29	2,634	2,954
6.00% 12/1/21	2,370	2,685
6.00% 9/1/29	16,418	18,613
Fannie Mae S.F. 30 yr
3.00% 7/1/42	29,123	29,444

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 10/1/42	447,186	$452,006
3.00% 12/1/42	66,995	67,717
3.00% 1/1/43	193,936	195,964
3.00% 2/1/43	21,404	21,629
3.00% 4/1/43	92,066	93,004
3.00% 5/1/43	53,463	53,983
3.50% 1/1/43	339,671	353,348
4.00% 8/1/43	15,858	16,944
4.50% 7/1/36	8,840	9,622
4.50% 11/1/40	20,925	22,743
4.50% 3/1/41	41,141	44,767
4.50% 4/1/41	79,018	85,845
4.50% 7/1/41	38,421	41,797
4.50% 10/1/41	24,529	26,714
4.50% 1/1/42	1,198,397	1,302,645
4.50% 9/1/42	775,347	845,338
4.50% 6/1/44	84,594	91,938
5.00% 3/1/34	4,404	4,890
5.00% 2/1/35	48,402	53,691
5.00% 3/1/35	7,757	8,589
5.00% 6/1/35	7,007	7,761
5.00% 8/1/35	94,821	104,836
5.00% 10/1/35	32,952	36,467
5.00% 11/1/35	20,211	22,378
5.00% 4/1/37	9,268	10,266
5.00% 8/1/37	2,699	2,989
5.00% 2/1/38	9,112	10,078
5.50% 12/1/32	1,959	2,216
5.50% 9/1/33	218,543	247,211
5.50% 4/1/34	6,941	7,851
5.50% 11/1/34	6,750	7,637
5.50% 12/1/34	263,721	297,986
5.50% 3/1/35	166,451	187,397
5.50% 5/1/35	11,952	13,463
5.50% 6/1/35	7,508	8,452
5.50% 12/1/35	7,450	8,378
5.50% 1/1/36	67,628	76,211
5.50% 4/1/36	171,162	191,989
5.50% 5/1/36	3,351	3,765
5.50% 7/1/36	2,860	3,227
5.50% 11/1/36	13,006	14,592
5.50% 1/1/37	53,841	60,419
5.50% 2/1/37	25,542	28,652
5.50% 4/1/37	106,857	119,956
5.50% 8/1/37	408,321	459,483
5.50% 1/1/38	633	710
5.50% 2/1/38	123,637	138,757
5.50% 4/1/38	95,506	107,087
5.50% 6/1/38	113,117	126,833
5.50% 9/1/38	118,894	133,640
5.50% 1/1/39	52,971	59,538
5.50% 2/1/39	184,519	207,423
5.50% 10/1/39	84,758	95,036
5.50% 11/1/39	60,020	67,298
5.50% 7/1/40	95,520	107,908
5.50% 9/1/41	496,233	556,428
6.00% 4/1/35	557,025	636,569
6.00% 7/1/35	60,236	68,760
6.00% 6/1/36	3,287	3,739
6.00% 7/1/36	3,268	3,702
6.00% 12/1/36	3,714	4,208
6.00% 2/1/37	11,326	12,875
6.00% 6/1/37	2,087	2,384
6.00% 7/1/37	2,172	2,478
6.00% 8/1/37	23,702	26,919
6.00% 9/1/37	3,780	4,290
6.00% 11/1/37	4,758	5,392
6.00% 5/1/38	95,243	108,139
6.00% 7/1/38	1,359	1,540
6.00% 9/1/38	9,929	11,285
6.00% 10/1/38	40,716	46,229
6.00% 11/1/38	8,881	10,149
6.00% 1/1/39	17,331	19,670
6.00% 2/1/39	22,545	25,685
6.00% 9/1/39	145,917	165,728
6.00% 3/1/40	15,582	17,685
6.00% 4/1/40	34,405	39,030
6.00% 9/1/40	14,037	15,954
6.00% 11/1/40	5,920	6,784
6.00% 5/1/41	222,831	253,446
7.00% 12/1/33	7,908	9,520
7.00% 5/1/35	458	491
7.00% 6/1/35	2,277	2,366
7.00% 12/1/37	8,344	9,056
7.50% 6/1/31	1,226	1,466
7.50% 6/1/34	10,269	12,003
Fannie Mae S.F. 30 yr TBA
3.00% 9/1/45	13,019,000	13,062,521
4.50% 9/1/45	7,175,000	7,771,144
Freddie Mac ARM
2.309% 4/1/34 ●	1,954	2,075
2.522% 1/1/44 ●	113,220	116,356
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,987	2,170
Freddie Mac S.F. 15 yr
3.50% 11/1/25	13,188	13,934

2 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
3.50% 6/1/26	15,163	$16,018
3.50% 1/1/27	12,397	13,094
4.00% 12/1/24	11,587	12,236
4.00% 5/1/25	5,924	6,313
4.00% 8/1/25	15,174	16,169
4.00% 4/1/26	17,337	18,465
4.00% 1/1/29	191,641	201,776
4.50% 8/1/24	32,319	34,657
4.50% 7/1/25	5,979	6,385
4.50% 6/1/26	15,640	16,774
4.50% 9/1/26	34,041	36,361
Freddie Mac S.F. 20 yr
3.50% 1/1/34	48,000	50,475
Freddie Mac S.F. 30 yr
3.00% 10/1/42	30,201	30,385
3.00% 11/1/42	26,251	26,468
4.50% 10/1/39	11,378	12,344
4.50% 4/1/41	172,848	187,891
4.50% 3/1/42	100,382	109,279
5.50% 3/1/34	46,791	52,652
5.50% 12/1/34	3,793	4,268
5.50% 9/1/35	66,222	74,190
5.50% 11/1/35	7,283	8,148
5.50% 6/1/36	2,482	2,778
5.50% 11/1/36	5,300	5,922
5.50% 12/1/36	1,242	1,386
5.50% 9/1/37	8,130	9,077
5.50% 4/1/38	384,383	429,172
5.50% 6/1/38	2,997	3,346
5.50% 7/1/38	29,733	33,191
5.50% 8/1/38	18,596	20,758
5.50% 6/1/39	30,533	34,089
5.50% 3/1/40	13,963	15,587
5.50% 8/1/40	45,286	50,551
5.50% 1/1/41	14,037	15,669
5.50% 6/1/41	253,823	283,338
6.00% 2/1/36	8,500	9,676
6.00% 1/1/38	5,312	6,000
6.00% 6/1/38	14,823	16,736
6.00% 8/1/38	20,855	23,832
6.00% 5/1/40	6,147	6,949
6.00% 7/1/40	51,929	58,627
7.00% 11/1/33	1,165	1,411
GNMA I S.F. 30 yr
5.00% 6/15/40	7,894	8,755
7.00% 12/15/34	144,879	174,369
7.50% 12/15/31	341	424
7.50% 2/15/32	335	419
Total Agency Mortgage-Backed Securities
(cost $33,253,846)		33,622,298

Collateralized Debt Obligations – 1.37%
Avery Point III CLO
Series 2013-3A A 144A
1.687% 1/18/25 #●	250,000	248,275
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.777% 7/20/26 #●	500,000	498,900
Cent CLO 21
Series 2014-21A
A1B 144A
1.685% 7/27/26 #●	250,000	248,625
Magnetite IX
Series 2014-9A A1 144A
1.715% 7/25/26 #●	505,000	503,889
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27 #●	250,000	248,875
Total Collateralized Debt Obligations (cost
$1,753,534)		1,748,564

Commercial Mortgage-Backed Securities – 6.12%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	550,000	555,190
Series 2007-4 AM
5.808% 2/10/51 ●	60,000	64,234
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	55,000	58,638
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.202% 7/15/44 ●	140,000	140,563
Series 2005-CD1 AM
5.202% 7/15/44 ●	75,000	75,169
Series 2005-CD1 C
5.202% 7/15/44 ●	20,000	20,109
CFCRE Commercial Mortgage
Trust
Series 2011-C1 144A
3.759% 4/15/44 #	92,196	93,059

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.711% 12/10/49 ●	60,000	$63,299
Series 2014-GC25 A4
3.635% 10/10/47	100,000	103,505
Series 2015-GC27 A5
3.137% 2/10/48	45,000	44,602
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	80,000	84,090
Series 2014-CR20 A4
3.59% 11/10/47	287,000	296,494
Series 2014-CR20 AM
3.938% 11/10/47	350,000	363,294
Series 2014-CR21 A3
3.528% 12/10/47	30,000	30,834
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	128,587
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	75,000	78,082
Credit Suisse First Boston
Mortgage Securities
Series 2005-C5 AM
5.10% 8/15/38 ●	70,000	69,911
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	250,000	280,541
Series 2011-LC1A C 144A
5.557% 11/10/46 #●	135,000	150,965
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.622% 11/25/49 #●	180,000	193,578
Series 2011-K13 B 144A
4.60% 1/25/48 #●	100,000	108,368
Series 2011-K15 B 144A
4.949% 8/25/44 #●	55,000	60,376
Series 2011-K703 B 144A
4.881% 7/25/44 #●	25,000	26,490
Series 2012-K18 B 144A
4.265% 1/25/45 #●	50,000	53,027
Series 2012-K19 B 144A
4.036% 5/25/45 #●	15,000	15,809
Series 2012-K22 B 144A
3.687% 8/25/45 #●	60,000	61,491
Series 2012-K22 C 144A
3.687% 8/25/45 #●	115,000	114,916
Series 2012-K707 B 144A
3.883% 1/25/47 #●	35,000	36,110
Series 2012-K708 B 144A
3.755% 2/25/45 #●	145,000	150,544
Series 2012-K708 C 144A
3.755% 2/25/45 #●	25,000	25,451
Series 2012-K711 B 144A
3.562% 8/25/45 #●	10,000	10,377
Series 2013-K26 C 144A
3.60% 12/25/45 #●	40,000	38,571
Series 2013-K30 C 144A
3.556% 6/25/45 #●	75,000	72,903
Series 2013-K31 C 144A
3.627% 7/25/46 #●	228,000	224,055
Series 2013-K33 B 144A
3.503% 8/25/46 #●	45,000	44,676
Series 2013-K33 C 144A
3.503% 8/25/46 #●	25,000	23,791
Series 2013-K712 B 144A
3.368% 5/25/45 #●	190,000	193,807
Series 2013-K712 C 144A
3.368% 5/25/45 #●	250,000	248,176
Series 2013-K713 B 144A
3.165% 4/25/46 #●	110,000	111,135
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	133,237
Series 2014-K716 C 144A
3.954% 8/25/47 #●	55,000	55,743
Series 2015-K47 B 144A
3.723% 6/25/48 #●	20,000	18,480
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	900,000	932,931
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	53,463	53,663
Series 2010-C1 A2 144A
4.592% 8/10/43 #	200,000	219,417
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	111,200
Series 2015-GC32 A4
3.764% 7/10/48	55,000	57,288
Hilton USA Trust
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	100,589
Houston Galleria Mall Trust
Series 2015-HGLR
A1A2 144A
3.087% 3/5/37 #	165,000	162,755

4 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	54,610	$54,583
Series 2014-C22 B
4.561% 9/15/47 ●	30,000	31,176
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.495% 8/12/37 ●	20,000	21,800
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	100,000	100,063
Series 2005-LDP5 D
5.394% 12/15/44 ●	40,000	40,049
Series 2006-LDP8 AM
5.44% 5/15/45	320,000	331,308
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	3,609	3,644
Series 2006-C6 AJ
5.452% 9/15/39 ●	85,000	88,322
Series 2006-C6 AM
5.413% 9/15/39	145,000	150,834
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	30,000	30,717
Series 2015-C22 A3
3.046% 4/15/48	55,000	54,324
Series 2015-C23 A4
3.719% 7/15/50	220,000	228,622
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.19% 11/14/42 ●	55,000	55,219
Series 2006-T21 AM
5.204% 10/12/52 ●	55,000	55,696
Series 2006-T23 A4
5.835% 8/12/41 ●	62,534	64,227
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	25,000	26,077
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	60,000	60,462
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	35,000	37,013
Total Commercial Mortgage-Backed
Securities (cost $7,854,303)		7,794,256

Convertible Bonds – 0.13%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	7,000	6,987
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	7,000	7,114
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	10,000	10,931
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	3,000	2,925
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37	3,000	2,707
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	7,000	10,027
General Cable 4.50% exercise
price $34.17, expiration
date 11/15/29 ϕ	12,000	9,023
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	4,000	20,790
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	6,000	5,160
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	7,000	9,866
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	4,000	10,470
Jefferies Group 3.875%
exercise price $44.83,
expiration date 10/31/29	8,000	8,265
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	14,000	14,621

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Mylan 3.75% exercise price
$13.32, expiration date
9/10/15		2,000	$8,741
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31		9,000	9,186
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		16,000	22,490
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		7,000	5,753
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		2,000	3,127
Total Convertible Bonds (cost $133,680)			168,183

Corporate Bonds − 37.98%
Banking − 5.73%
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	149,925
Bank of America
3.875% 8/1/25		80,000	80,930
3.95% 4/21/25		340,000	330,390
Bank of New York Mellon
2.15% 2/24/20		25,000	24,826
BB&T 5.25% 11/1/19		312,000	344,631
BBVA Bancomer 144A
7.25% 4/22/20 #		100,000	112,300
City National 5.25% 9/15/20		70,000	79,442
Compass Bank
3.875% 4/10/25		250,000	237,488
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.375% 8/4/25		250,000	251,659
Credit Suisse Group 144A
6.25% 12/29/49 #●		200,000	195,250
Export-Import Bank of
China 144A
2.50% 7/31/19 #		200,000	202,148
Fifth Third Bancorp
2.875% 7/27/20		50,000	50,216
Finnvera 144A
2.375% 6/4/25 #		200,000	196,441
Goldman Sachs Group
5.20% 12/17/19	NZD	40,000	27,617
5.375% 12/29/49 ●		210,000	209,003
ING Groep
6.50% 12/29/49 ●		200,000	197,250
Itau Unibanco Holding 144A
2.85% 5/26/18 #		200,000	197,700
JPMorgan Chase
3.90% 7/15/25		190,000	193,903
4.125% 12/15/26		105,000	104,580
4.95% 6/1/45		120,000	120,451
6.75% 1/29/49 ●		15,000	15,909
KeyBank
3.30% 6/1/25		250,000	245,389
5.45% 3/3/16		250,000	257,003
Lloyds Banking Group
4.50% 11/4/24		200,000	202,296
Morgan Stanley
2.80% 6/16/20		135,000	135,829
4.00% 7/23/25		215,000	219,483
4.35% 9/8/26		320,000	320,111
MUFG Americas Holdings
2.25% 2/10/20		80,000	79,550
3.00% 2/10/25		175,000	166,695
Nordea Bank 144A
6.125% 12/29/49 #●		200,000	199,750
Northern Trust
3.95% 10/30/25		40,000	41,576
PNC Bank
2.30% 6/1/20		250,000	248,373
2.60% 7/21/20		250,000	251,884
6.875% 4/1/18		250,000	280,319
Santander Holdings USA
3.45% 8/27/18		45,000	46,640
State Street 3.10% 5/15/23		65,000	64,120
SunTrust Banks
2.35% 11/1/18		75,000	75,453
SVB Financial Group
3.50% 1/29/25		120,000	116,412
U.S. Bancorp 3.60% 9/11/24		40,000	40,340
US Bank 2.80% 1/27/25		250,000	243,794
USB Capital IX
3.50% 10/29/49 ●		355,000	292,875
Wells Fargo
4.30% 7/22/27		345,000	351,611
5.875% 12/29/49 ●		45,000	46,125
Zions Bancorporation
4.50% 6/13/23		55,000	56,714
			7,304,401
Basic Industry – 2.03%
ArcelorMittal 10.60% 6/1/19		90,000	107,775

6 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
CF Industries
5.375% 3/15/44	95,000	$92,949
7.125% 5/1/20	125,000	148,514
Dow Chemical
8.55% 5/15/19	209,000	254,349
Freeport-McMoran Oil & Gas
6.50% 11/15/20	29,000	28,203
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,071
8.00% 1/15/24	150,000	194,279
Gerdau Holdings 144A
7.00% 1/20/20 #	100,000	105,750
Grace (W.R.) 144A
5.125% 10/1/21 #	55,000	55,687
International Paper
3.80% 1/15/26	380,000	371,450
5.00% 9/15/35	75,000	73,967
LyondellBasell Industries
4.625% 2/26/55	155,000	136,758
Methanex 4.25% 12/1/24	175,000	174,081
NOVA Chemicals 144A
5.00% 5/1/25 #	55,000	54,587
Novelis 8.75% 12/15/20	65,000	68,900
OCP 144A 4.50% 10/22/25 #	200,000	192,750
PPG Industries
2.30% 11/15/19	290,000	289,256
Rockwood Specialties Group
4.625% 10/15/20	80,000	83,448
Weyerhaeuser
4.625% 9/15/23	130,000	139,029
		2,586,803
Brokerage – 0.22%
Jefferies Group
5.125% 1/20/23	70,000	71,521
6.45% 6/8/27	30,000	33,049
6.50% 1/20/43	15,000	15,070
Lazard Group
3.75% 2/13/25	125,000	120,420
6.85% 6/15/17	34,000	36,961
		277,021
Capital Goods – 0.83%
AECOM 144A
5.875% 10/15/24 #	240,000	244,200
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	265,000	248,633
Crane
2.75% 12/15/18	20,000	20,413
4.45% 12/15/23	95,000	99,896
Embraer Netherlands Finance
5.05% 6/15/25	65,000	63,700
Fortune Brands Home &
Security 3.00% 6/15/20	70,000	70,269
Masco 4.45% 4/1/25	70,000	70,350
Parker-Hannifin
3.30% 11/21/24	10,000	10,134
Trinity Industries
4.55% 10/1/24	80,000	78,392
Union Andina de
Cementos 144A
5.875% 10/30/21 #	150,000	153,750
		1,059,737
Communications – 6.39%
America Movil
5.00% 3/30/20	105,000	116,188
American Tower
2.80% 6/1/20	70,000	69,420
4.00% 6/1/25	85,000	83,459
American Tower Trust I 144A
3.07% 3/15/23 #	65,000	64,245
AT&T
3.40% 5/15/25	380,000	363,744
4.50% 5/15/35	125,000	116,025
4.75% 5/15/46	175,000	162,033
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	400,000	434,008
CBS 4.00% 1/15/26	175,000	173,267
CC Holdings GS V
3.849% 4/15/23	65,000	64,572
CCO Safari II
144A 3.579% 7/23/20 #	80,000	80,308
144A 4.908% 7/23/25 #	245,000	245,926
Columbus International 144A
7.375% 3/30/21 #	200,000	213,250
Comcast 3.375% 8/15/25	350,000	349,377
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	296,294
CSC Holdings 5.25% 6/1/24	470,000	436,513
Digicel Group 144A
8.25% 9/30/20 #	375,000	372,187
DISH DBS 5.00% 3/15/23	295,000	276,931
GTP Acquisition Partners
I 144A 2.35% 6/15/20 #	100,000	99,455

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Intelsat Luxembourg
8.125% 6/1/23	765,000	$612,000
Millicom International
Cellular 144A
6.00% 3/15/25 #	200,000	198,500
MTS International
Funding 144A
8.625% 6/22/20 #	100,000	109,139
Myriad International
Holdings 144A
5.50% 7/21/25 #	200,000	203,600
Netflix 144A
5.875% 2/15/25 #	555,000	585,525
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	44,736
144A 2.898% 10/15/19 #	60,000	60,089
Scripps Networks Interactive
3.95% 6/15/25	70,000	68,923
SES 144A 3.60% 4/4/23 #	165,000	168,079
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	120,000	120,902
Sirius XM Radio 144A
6.00% 7/15/24 #	165,000	172,425
Sprint 7.125% 6/15/24	605,000	555,087
Telefonica Emisiones
6.421% 6/20/16	50,000	52,221
Telemar Norte Leste 144A
5.50% 10/23/20 #	100,000	86,500
Time Warner
3.60% 7/15/25	300,000	290,628
4.85% 7/15/45	235,000	231,726
Time Warner Cable
5.50% 9/1/41	75,000	68,955
Verizon Communications
4.40% 11/1/34	90,000	84,636
4.862% 8/21/46	285,000	270,491
WPP Finance 2010
5.625% 11/15/43	135,000	144,592
		8,145,956
Consumer Cyclical – 3.56%
Alibaba Group Holding 144A
3.125% 11/28/21 #	400,000	393,688
CDK Global 4.50% 10/15/24	80,000	79,886
Cencosud 144A
5.15% 2/12/25 #	200,000	201,381
CVS Health 3.875% 7/20/25	270,000	275,206
Daimler Finance North
America
144A 3.30% 5/19/25 #	150,000	148,042
144A 3.50% 8/3/25 #	190,000	190,374
Delphi 4.15% 3/15/24	415,000	429,888
Ford Motor Credit
2.24% 6/15/18	465,000	464,819
General Motors Financial
3.20% 7/13/20	55,000	54,429
3.45% 4/10/22	95,000	91,662
4.00% 1/15/25	95,000	91,543
4.30% 7/13/25	120,000	118,661
4.375% 9/25/21	65,000	66,711
Harman International
Industries 4.15% 5/15/25	185,000	184,297
Hyundai Capital
America 144A
2.55% 2/6/19 #	75,000	75,703
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	78,800
Kohl’s 4.25% 7/17/25	140,000	140,287
Magna International
3.625% 6/15/24	175,000	171,968
Marriott International
3.375% 10/15/20	50,000	51,641
MGM Resorts International
6.00% 3/15/23	280,000	285,600
QVC
4.375% 3/15/23	210,000	206,719
5.45% 8/15/34	120,000	110,844
Signet UK Finance
4.70% 6/15/24	105,000	107,466
Starbucks 2.70% 6/15/22	80,000	80,155
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25	290,000	282,707
4.50% 10/1/34	20,000	18,376
Toyota Motor Credit
2.80% 7/13/22	140,000	140,103
		4,540,956
Consumer Non-Cyclical – 3.98%
Actavis Funding
3.80% 3/15/25	180,000	175,825
Baxalta 144A
4.00% 6/23/25 #	110,000	109,146
Becton Dickinson
6.375% 8/1/19	120,000	137,394

8 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Boston Scientific
2.65% 10/1/18	55,000	$55,833
6.00% 1/15/20	85,000	95,974
Campbell Soup
3.30% 3/19/25	140,000	137,969
Celgene 3.25% 8/15/22	425,000	418,979
Community Health Systems
6.875% 2/1/22	840,000	900,900
EMD Finance
144A 2.95% 3/19/22 #	70,000	68,698
144A 3.25% 3/19/25 #	485,000	469,488
Express Scripts Holding
2.25% 6/15/19	60,000	59,591
3.50% 6/15/24	50,000	48,765
Imperial Tobacco
Finance 144A
3.75% 7/21/22 #	200,000	199,168
JB 144A 3.75% 5/13/25 #	150,000	147,078
JBS Investments 144A
7.75% 10/28/20 #	200,000	217,000
JBS USA 144A
5.75% 6/15/25 #	345,000	342,739
Omnicare 5.00% 12/1/24	375,000	399,375
Perrigo Finance
3.50% 12/15/21	400,000	399,510
Reynolds American
2.30% 6/12/18	125,000	126,196
Zimmer Biomet Holdings
3.15% 4/1/22	45,000	43,865
4.625% 11/30/19	120,000	130,877
Zoetis 3.25% 2/1/23	395,000	379,054
		5,063,424
Electric – 5.68%
AES 5.50% 4/15/25	110,000	105,875
AES Gener 144A
5.25% 8/15/21 #	200,000	214,349
Ameren Illinois
3.25% 3/1/25	300,000	300,762
9.75% 11/15/18	295,000	368,406
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	55,187
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	354,244
CenterPoint Energy
5.95% 2/1/17	5,000	5,344
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	85,661
CMS Energy 6.25% 2/1/20	35,000	40,344
ComEd Financing III
6.35% 3/15/33	60,000	62,895
Dominion Resources
1.90% 6/15/18	400,000	400,877
DTE Energy 144A
3.30% 6/15/22 #	115,000	116,351
Dynegy 144A
7.625% 11/1/24 #	300,000	311,250
Electricite de France
144A 4.60% 1/27/20 #	45,000	49,618
144A 5.25% 1/29/49 #●	100,000	102,875
Enel 144A
8.75% 9/24/73 #●	200,000	235,200
Entergy 4.00% 7/15/22	45,000	45,925
Entergy Louisiana
4.05% 9/1/23	315,000	333,664
Exelon 3.95% 6/15/25	220,000	223,428
Great Plains Energy
4.85% 6/1/21	35,000	38,551
Indiana Michigan Power
3.20% 3/15/23	10,000	9,933
Integrys Energy Group
6.11% 12/1/66 ●	90,000	79,224
IPALCO Enterprises
144A 3.45% 7/15/20 #	115,000	115,287
5.00% 5/1/18	35,000	36,859
ITC Holdings 3.65% 6/15/24	130,000	129,719
LG&E and KU Energy
4.375% 10/1/21	165,000	178,606
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	111,068
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	415,346
4.75% 4/30/43 ●	70,000	69,930
NextEra Energy Capital
Holdings 3.625% 6/15/23	440,000	443,989
NV Energy 6.25% 11/15/20	75,000	87,162
Pennsylvania Electric
5.20% 4/1/20	140,000	153,789
Public Service of
New Hampshire
3.50% 11/1/23	45,000	46,530
Public Service of
Oklahoma 5.15% 12/1/19	325,000	361,679
Puget Energy 6.00% 9/1/21	30,000	34,592
SCANA 4.125% 2/1/22	95,000	96,025
Southern 2.75% 6/15/20	500,000	505,075

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	285,000	$285,500
WEC Energy Group
2.45% 6/15/20	170,000	170,658
3.55% 6/15/25	230,000	230,774
Xcel Energy 3.30% 6/1/25	230,000	226,948
		7,239,499
Energy – 3.65%
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	197,247
Columbia Pipeline Group
144A 2.45% 6/1/18 #	40,000	40,285
144A 3.30% 6/1/20 #	50,000	50,289
144A 4.50% 6/1/25 #	55,000	54,830
Continental Resources
4.50% 4/15/23	195,000	181,363
Ecopetrol 5.375% 6/26/26	80,000	77,720
Enbridge Energy Partners
8.05% 10/1/37 ●	100,000	102,650
Energy Transfer Partners
4.75% 1/15/26	125,000	122,431
9.70% 3/15/19	59,000	71,725
EnLink Midstream Partners
4.15% 6/1/25	35,000	33,100
Ensco 4.70% 3/15/21	85,000	83,631
Enterprise Products Operating
3.70% 2/15/26	60,000	58,223
4.05% 2/15/22	120,000	123,545
7.034% 1/15/68 ●	120,000	128,700
Exxon Mobil 2.397% 3/6/22	70,000	68,939
Kinder Morgan 144A
5.00% 2/15/21 #	65,000	68,011
Kinder Morgan Energy
Partners 9.00% 2/1/19	115,000	137,139
Marathon Oil 3.85% 6/1/25	325,000	315,953
Newfield Exploration
5.625% 7/1/24	50,000	49,250
Noble Energy
5.05% 11/15/44	65,000	60,992
Noble Holding International
4.00% 3/16/18	20,000	19,982
Petrobras Global Finance
4.875% 3/17/20	88,000	81,982
Petroleos Mexicanos 144A
4.25% 1/15/25 #	30,000	29,295
Petronas Global Sukuk 144A
2.707% 3/18/20 #	200,000	199,112
Plains All American Pipeline
8.75% 5/1/19	100,000	121,842
Pride International
6.875% 8/15/20	180,000	201,896
QEP Resources
5.375% 10/1/22	405,000	380,700
Regency Energy Partners
5.875% 3/1/22	235,000	249,230
Shell International Finance
3.25% 5/11/25	190,000	188,069
Sunoco Logistics Partners
Operations
3.45% 1/15/23	210,000	197,087
Talisman Energy
5.50% 5/15/42	150,000	135,179
Valero Energy
4.90% 3/15/45	60,000	56,818
Weatherford International
4.50% 4/15/22	60,000	54,542
Western Gas Partners
3.95% 6/1/25	70,000	67,076
Williams Partners
4.00% 9/15/25	290,000	269,882
Woodside Finance
144A 3.65% 3/5/25 #	100,000	96,743
144A 8.75% 3/1/19 #	140,000	167,592
YPF
144A 8.75% 4/4/24 #	75,000	74,227
144A 8.875% 12/19/18 #	30,000	31,275
		4,648,552
Financials – 0.36%
Affiliated Managers Group
3.50% 8/1/25	105,000	101,566
General Electric Capital
2.10% 12/11/19	130,000	131,150
5.55% 5/4/20	10,000	11,425
6.00% 8/7/19	90,000	103,428
7.125% 12/29/49 ●	100,000	115,750
		463,319
Insurance – 1.47%
American International Group
3.75% 7/10/25	105,000	105,209
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	67,204
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	300,000	313,126

10 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Highmark
144A 4.75% 5/15/21 #	40,000	$41,260
144A 6.125% 5/15/41 #	15,000	15,130
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,264
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	235,000	235,727
Prudential Financial
5.375% 5/15/45 ●	85,000	84,044
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	90,000	91,022
144A 4.125% 11/1/24 #	460,000	469,435
UnitedHealth Group
3.75% 7/15/25	145,000	147,954
Voya Financial
5.65% 5/15/53 ●	45,000	46,197
XLIT
4.45% 3/31/25	190,000	189,424
6.50% 10/29/49 ●	45,000	38,250
		1,871,246
Real Estate – 1.23%
AvalonBay Communities
3.45% 6/1/25	255,000	253,985
3.50% 11/15/24	115,000	114,727
CBL & Associates
4.60% 10/15/24	120,000	119,518
5.25% 12/1/23	15,000	15,571
Corporate Office Properties
3.60% 5/15/23	45,000	41,672
5.25% 2/15/24	55,000	56,834
DDR
7.875% 9/1/20	165,000	201,352
9.625% 3/15/16	105,000	110,249
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	111,192
Excel Trust 4.625% 5/15/24	40,000	38,383
Hospitality Properties Trust
4.50% 3/15/25	65,000	63,849
Host Hotels & Resorts
3.75% 10/15/23	135,000	133,324
4.75% 3/1/23	75,000	79,134
Regency Centers
5.875% 6/15/17	93,000	100,243
Ventas Realty
4.125% 1/15/26	65,000	65,252
WP Carey 4.60% 4/1/24	55,000	55,695
		1,560,980
Services – 0.25%
United Rentals North America
5.75% 11/15/24	325,000	319,313
		319,313
Technology – 1.80%
Apple 3.45% 2/9/45	35,000	30,088
Baidu 2.75% 6/9/19	200,000	200,236
Cisco Systems
1.65% 6/15/18	145,000	145,656
2.45% 6/15/20	65,000	65,653
3.50% 6/15/25	40,000	40,688
Flextronics International 144A
4.75% 6/15/25 #	130,000	127,237
Intel 3.70% 7/29/25	80,000	80,856
Molex Electronic Technologies
144A 2.878% 4/15/20 #	130,000	128,539
144A 3.90% 4/15/25 #	95,000	92,536
Motorola Solutions
4.00% 9/1/24	215,000	210,534
Oracle
2.50% 5/15/22	70,000	68,088
2.95% 5/15/25	220,000	212,211
3.25% 5/15/30	115,000	106,855
4.125% 5/15/45	140,000	132,539
4.30% 7/8/34	30,000	30,131
QUALCOMM
3.00% 5/20/22	90,000	87,606
3.45% 5/20/25	85,000	80,591
Seagate HDD Cayman
4.75% 1/1/25	235,000	233,106
144A 4.875% 6/1/27 #	10,000	9,641
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	204,846
		2,287,637
Transportation – 0.80%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	65,000	63,063
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	33,974	33,760
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	100,000	97,250

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Aviation Capital Group 144A
6.75% 4/6/21 #		65,000	$74,041
Brambles USA 144A
5.35% 4/1/20 #		120,000	132,647
HPHT Finance 15 144A
2.875% 3/17/20 #		200,000	199,243
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	122,499
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫		30,000	30,225
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫		70,000	69,475
United Parcel Service
5.125% 4/1/19		175,000	195,228
			1,017,431
Total Corporate Bonds (cost $48,635,540)			48,386,275

Municipal Bonds – 0.89%
Atlanta, Georgia Water &
Wastewater Revenue
5.00% 11/1/40		65,000	73,393
California State Various
Purpose
5.00% 3/1/45		110,000	124,674
Chicago, Illinois
(Taxable Build America
Bond) Series B 7.75%
1/1/42		155,000	153,160
Golden State, California
Tobacco Securitization
(Asset-Backed Enhanced)
Series A 5.00% 6/1/45		60,000	66,170
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47		25,000	19,548
Series A-1 5.75% 6/1/47		25,000	21,396
(Enhanced Asset-Backed)
Series A 5.00% 6/1/40		195,000	216,407
Maryland State Local Facilities
2nd Loan
Series A 5.00% 8/1/21		30,000	35,861
New Jersey State
Transportation Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44		40,000	40,806
New York City, New York
Series I 5.00% 8/1/22		20,000	23,765
New York City, New York
Water & Sewer System
Series EE 5.00% 6/15/45		95,000	106,438
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19		30,000	34,091
Texas Private Activity Bond
Surface Transportation
Revenue Bond (Senior Lien
NTC Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)		20,000	24,321
Texas State Transportation
Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44		165,000	187,584
Total Municipal Bonds (cost $1,131,619)			1,127,614

Non-Agency Asset-Backed Securities – 7.66%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18		87,013	91,915
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19		325,000	325,220
Series 2014-4 A2
1.43% 6/17/19		185,000	185,317
American Express Credit
Account Master Trust
Series 2013-2 A
0.607% 5/17/21 ●		100,000	100,220
Series 2014-1 A
0.557% 12/15/21 ●		300,000	299,880
Series 2014-3 A
1.49% 4/15/20		100,000	100,634
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.427% 5/15/20 ●		360,000	359,677
American Homes 4 Rent Trust
Series 2014-SFR2 A 144A
3.786% 10/17/36 #		98,774	101,763
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #		100,000	100,049

12 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	$102,513
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	99,499
Bank of America Credit Card
Trust
Series 2014-A3 A
0.477% 1/15/20 ●	135,000	135,030
Series 2015-A1 A
0.517% 6/15/20 ●	360,000	360,270
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	115,000	115,330
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	35,858	35,991
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.237% 11/15/19 ●	100,000	99,661
Series 2007-A2 A2
0.267% 12/16/19 ●	100,000	99,701
Series 2007-A5 A5
0.227% 7/15/20 ●	155,000	153,999
Series 2014-A4 A
0.547% 6/15/22 ●	80,000	79,864
Chase Issuance Trust
Series 2013-A6 A6
0.607% 7/15/20 ●	200,000	200,480
Series 2014-A5 A5
0.557% 4/15/21 ●	115,000	114,920
Series 2015-A4 A
1.84% 4/15/22	125,000	124,484
Citibank Credit Card Issuance
Trust
Series 2013-A4 A4
0.607% 7/24/20 ●	350,000	351,049
Series 2014-A9 A9
0.435% 11/23/18 ●	280,000	279,552
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 Φ	300,000	298,621
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	100,000	100,079
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.487% 8/17/20 ●	200,000	200,010
Series 2014-A1 A1
0.617% 7/15/21 ●	200,000	200,208
Series 2015-A1 A1
0.537% 8/17/20 ●	450,000	450,360
Series 2015-A2 A
1.90% 10/17/22	100,000	99,256
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	99,372	98,755
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	79,789
Ford Credit Auto Owner Trust
Series 2015-2 A 144A
2.44% 1/15/27 #	195,000	196,499
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.638% 10/20/19 ●	825,000	823,666
Golden Credit Card Trust
Series 2014-2A A 144A
0.637% 3/15/21 #●	450,000	448,568
GreatAmerica Leasing
Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	100,000	99,967
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	49,250	48,594
Hyundai Auto Lease
Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	100,000	100,166
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	10,925	11,574
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	99,735
NextGear Floorplan Master
Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	115,026
Nissan Auto Lease Trust
Series 2014-A A4
1.04% 10/15/19	145,000	144,887

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Penarth Master Issuer
Series 2015-1A A1 144A
0.588% 3/18/19 #●	150,000	$149,691
Series 2015-2A A1 144A
0.588% 5/18/19 #●	200,000	199,529
PFS Financing
Series 2015-AA A 144A
0.807% 4/15/20 #●	100,000	99,173
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	99,947
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	100,000	99,102
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,156
Series 2015-2 A
1.60% 4/15/21	140,000	140,129
Trade MAPS 1
Series 2013-1A A 144A
0.889% 12/10/18 #●	250,000	250,022
Series 2013-1A B 144A
1.439% 12/10/18 #●	250,000	250,229
Volkswagen Auto Lease Trust
Series 2015-A A3
1.25% 12/20/17	85,000	85,106
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	270,000	271,117
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	50,000	49,930
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,912
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	157,257	156,992
World Financial Network
Credit Card Master Trust
Series 2015-A A
0.667% 2/15/22 ●	75,000	74,975
Total Non-Agency Asset-Backed Securities
(cost $9,739,655)		9,758,788

Non-Agency Collateralized Mortgage Obligations – 0.55%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.427% 6/25/29 #●	92,166	92,853
Series 2014-2 B2 144A
3.427% 6/25/29 #●	92,166	91,394
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	100,700
Series 2015-4 B1 144A
3.637% 6/25/45 #●	100,000	97,211
Series 2015-4 B2 144A
3.637% 6/25/45 #●	100,000	95,094
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.693% 9/25/43 #●	95,940	95,498
Series 2014-2 A4 144A
3.50% 7/25/44 #●	78,041	78,870
Series 2015-1 B2 144A
3.898% 1/25/45 #●	44,508	44,201
Total Non-Agency Collateralized Mortgage
Obligations (cost $691,120)		695,821

Senior Secured Loans – 5.21%«
Activision Blizzard
3.25% 10/11/20	115,863	116,460
Aramark Tranche E
3.25% 9/7/19	72,750	72,877
BJ’s Wholesale Club
4.50% 9/26/19	147,692	148,130
8.50% 3/31/20	105,000	105,984
Calpine Construction Finance
Tranche B 3.00% 5/3/20	147,000	145,928
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22	120,000	117,150
DaVita Healthcare Partners
Tranche B 3.50% 6/24/21	381,150	382,500
Emdeon 3.75% 11/2/18	105,414	105,370
Energy Transfer Equity
3.25% 12/2/19	125,000	124,512
FCA Tranche B
1st Lien 3.50% 5/24/17	191,234	191,425
First Data Tranche B 1st Lien
4.187% 3/24/21	84,068	84,459
HCA Tranche B4
3.032% 5/1/18	491,250	492,478
HCA Tranche B5 1st Lien
2.94% 3/31/17	123,795	124,087
HD Supply Tranche B
4.00% 6/28/18	192,572	193,102

14 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Hilton Worldwide Finance
3.50% 10/25/20		257,413	$258,238
Houghton International
1st Lien 4.25% 12/20/19		190,125	190,660
Houghton International
2nd Lien 9.75% 12/21/20		125,000	125,313
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		29,028	29,137
Immucor 5.00% 8/19/18		184,008	184,698
Intelsat Jackson Holdings
3.75% 6/30/19		343,958	341,002
JLL/Delta Dutch Newco 1st
Lien 4.25% 3/11/21		519,750	518,682
Kinetic Concepts Tranche E1
4.50% 5/4/18		198,489	199,683
Landry’s Tranche B
4.00% 4/24/18		164,436	165,229
Level 3 Financing
4.00% 1/15/20		250,000	250,977
Neiman Marcus Group 1st
Lien 4.25% 10/25/20		174,116	173,717
Numericable U.S.
4.50% 5/21/20		152,040	152,768
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20		131,535	132,083
Rite Aid 2nd Lien
4.875% 6/21/21		550,000	551,977
Scientific Games International
6.00% 10/18/20		192,075	193,102
Sensus USA 4.50% 5/9/17		197,661	197,538
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		200,637	200,980
Univision Communications
Tranche C4 4.00% 3/1/20		161,151	161,263
USI 4.25% 12/27/19		48,757	48,828
Valeant Pharmaceuticals
International
3.50% 8/5/20		159,961	160,318
Vantage Drilling Tranche B
1st Lien 5.00% 10/25/17		144	89
Total Senior Secured Loans
(cost $6,629,737)			6,640,744

Sovereign Bonds – 0.98%Δ
Australia – 0.02%
Australia Government Bond
3.25% 4/21/25	AUD	34,000	25,880
			25,880
Dominican Republic – 0.08%
Dominican Republic
International Bond
144A 5.50% 1/27/25 #		100,000	101,000
			101,000
Germany – 0.03%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	33,000	35,861
			35,861
Indonesia – 0.19%
Indonesia Government
International Bond
144A 4.625% 4/15/43 #		200,000	181,500
Indonesia Treasury Bond
8.375% 3/15/24	IDR	923,000,000	67,464
			248,964
Italy – 0.11%
Italy Buoni Poliennali Del
Tesoro 1.35% 4/15/22	EUR	122,000	134,680
			134,680
Kazakhstan – 0.16%
Kazakhstan Government
International Bond
144A 5.125% 7/21/25 #		200,000	198,424
			198,424
Mexico – 0.06%
Mexican Bonos
7.50% 6/3/27	MXN	1,102,000	75,511
			75,511
Norway – 0.15%
Kommunalbanken
144A 2.125% 4/23/25 #		200,000	193,541
			193,541
Poland – 0.03%
Poland Government Bond
3.25% 7/25/25	PLN	138,000	37,626
			37,626

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
South Africa – 0.09%
South Africa Government
Bonds 8.00% 1/31/30	ZAR	1,600,000	$120,127
			120,127
United Kingdom – 0.06%
United Kingdom Gilt
3.25% 1/22/44	GBP	42,900	76,301
			76,301

Total Sovereign Bonds (cost $1,295,261)			1,247,915

Supranational Banks – 0.31%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	1,800,000	28,051
7.375% 4/15/19	IDR	360,000,000	25,420
Inter-American Development
Bank
6.00% 9/5/17	INR	3,900,000	60,431
7.25% 7/17/17	IDR	360,000,000	25,783
International Bank for
Reconstruction &
Development
2.50% 7/29/25		210,000	210,536
4.625% 10/6/21	NZD	40,000	28,001
International Finance
3.625% 5/20/20	NZD	20,000	13,361
Total Supranational Banks (cost $407,755)			391,583

U.S. Treasury Obligations – 7.64%
U.S. Treasury Bond
3.00% 5/15/45 ∞		2,550,000	2,585,858
U.S. Treasury Note
1.625% 7/31/20		4,725,000	4,743,087
1.625% 6/30/20		25,000	25,105
2.125% 5/15/25		2,400,000	2,383,687
Total U.S. Treasury Obligations
(cost $9,678,593)			9,737,737

		Number of
		shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		1	1,113
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49		4	2,073
Dominion Resources 6.125%
exercise price $64.99,
expiration date 4/1/16		60	3,389
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16		120	3,253
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49		7	8,345
Total Convertible Preferred Stock
(cost $25,038)			18,173

Preferred Stock – 0.35%
Bank of America 6.10% ●		70,000	69,773
Integrys Energy Group
6.00% ●		1,950	53,879
Morgan Stanley 5.55% ●		165,000	164,381
National Retail Properties
5.70%		1,225	30,184
PNC Preferred Funding Trust II
1.508% #●		100,000	92,250
Public Storage 5.20%		1,200	28,824
Total Preferred Stock (cost $440,981)			439,291

		Principal
		amount°
Short-Term Investments – 22.18%
Repurchase Agreements – 22.18%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$4,335,866 (collateralized
by U.S. government
obligations 0.50%–2.00%
1/31/17–5/31/21;
market value $4,422,562)		4,335,845	4,335,845
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$7,226,486 (collateralized
by U.S. government
obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $7,370,937)		7,226,407	7,226,407

16 NQ-DPT-164 [7/15] 9/15 (15078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$16,700,915
(collateralized by U.S.
government obligations
0.00%–7.50%
1/28/16–11/15/44;
market value $17,034,763)	16,700,748	$16,700,748

Total Short-Term Investments
(cost $28,263,000)		28,263,000
Total Value of
Securities – 118.83%
(cost $151,225,299)		151,388,513

Liabilities Net of Receivables and Other
Assets – (18.83%)★		(23,984,787)
Net Assets – 100.00%		$127,403,726
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2015, the aggregate value of Rule 144A securities was $24,312,552, which represents 19.08% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $136,982 represents cash collateral posted for swap contracts.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of July 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2015.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(128,561)	USD	38,022	8/4/15	$536
TD	MXN	356,553	USD	(22,177)	8/4/15	(55)
						$481

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
27	Euro-Bund	$4,521,730	$4,576,925	9/9/15	$55,195
	U.S. Treasury 10 yr
(54)	Notes	(6,833,614)	(6,881,625)	9/21/15	(48,011)
	U.S. Treasury Long
44	Bonds	6,676,534	6,861,250	9/21/15	184,716
		$4,364,650			$191,900

Swap Contracts

CDS Contracts1

	Swap			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]		Payments	Date	(Depreciation)
	Protection
	Purchased:
CITI	CDX.EM.23		290,000	1.00%	6/20/20	$3,417
HSBC	CDX.EM.23		160,000	1.00%	6/20/20	310
	JPMC -
ICE	CDX.NA.HY.24		628,650	5.00%	6/20/20	(2,536)
	JPMC -
	iTraxx
	Europe
	Crossover
	Series 23
ICE	Version 1	EUR	515,000	5.00%	6/20/20	(1,288)
JPMC	CDX.EM.23		636,000	1.00%	6/20/20	(1,634)
						$(1,731)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(continues)     NQ-DPT-164 [7/15] 9/15 (15078) 17

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNYM – BNY Mellon
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.EM – Credit Default Swap Emerging Markets Index
CDX.NA – Credit Default Swap Index North America
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
MXN – Mexican Peso
NZD – New Zealand Dollar
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

18 NQ-DPT-164 [7/15] 9/15 (15078)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-DPT-164 [7/15] 9/15 (15078) 19

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$53,027,129	$192,305	$53,219,434
Corporate Debt	—	50,303,022	—	50,303,022
Foreign Debt	—	1,639,498	—	1,639,498
Senior Secured Loans	—	6,640,744	—	6,640,744
Municipal Bonds	—	1,127,614	—	1,127,614
Convertible Preferred Stock[1]	17,060	1,113	—	18,173
Preferred Stock[1]	112,887	326,404	—	439,291
U.S. Treasury Obligations	—	9,737,737	—	9,737,737
Short-Term Investments	—	28,263,000	—	28,263,000
Total Securities	$129,947	$151,066,261	$192,305	$151,388,513
Foreign Currency Exchange
Contracts	$—	$481	$—	$481
Futures Contracts	191,900	—	—	191,900
Swap Contracts	—	(1,731)	—	(1,731)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments and Level 3 investments were valued using significant unobservable inputs. These amounts attributed to Level 1, Level 2, and Level 3 investments represents the following percentages of the total market value of the respective security type:

	Level 1	Level 2	Total
Convertible Preferred Stock	82.47%	17.53%	100.00%
Preferred Stock	32.53%	67.47%	100.00%

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

20 NQ-DPT-164 [7/15] 9/15 (15078)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.27%Δ
Brazil – 5.69%
Ambev ADR	401,600	$2,281,088
CCR	910,600	4,047,466
Cielo	181,269	2,312,845
CPFL Energia	313,166	1,759,627
EcoRodovias Infraestrutura e
Logistica	371,900	747,232
Transmissora Alianca de
Energia Eletrica	295,600	1,795,596
Vale ADR	72,700	382,402
		13,326,256
Chile – 3.02%
Banco Santander Chile ADR	63,870	1,289,535
Cia Cervecerias Unidas	172,229	1,818,514
Enersis ADR	262,600	3,967,886
		7,075,935
China – 16.89%■
Beijing Enterprises Holdings	383,999	2,825,871
Belle International Holdings	3,526,515	3,666,464
China BlueChemical Class H	4,185,000	1,360,388
China Mobile	486,000	6,363,103
China Resources Power
Holdings	2,250,000	5,787,277
Golden Eagle Retail Group	1,858,000	2,296,032
Hengan International Group	335,000	3,744,381
Huabao International
Holdings	4,203,000	2,043,936
Jiangsu Expressway Class H	3,174,000	3,959,132
Mindray Medical International
ADR	137,079	3,740,886
Sands China	742,800	3,286,493
Want Want China Holdings	476,000	493,048
		39,567,011
Colombia – 0.32%
Bancolombia ADR	19,200	741,120
		741,120
India – 10.80%
Axis Bank	367,515	3,293,886
Bajaj Auto	133,707	5,276,759
Cairn India	1,246,585	3,369,322
Housing Development
Finance	235,657	4,936,452
Infosys	159,448	2,683,830
Infosys ADR	157,300	2,659,943
Larsen & Toubro	78,503	2,197,569
Rural Electrification	211,699	896,578
		25,314,339
Indonesia – 3.78%
Bank Mandiri Persero	4,344,800	3,059,266
Bank Rakyat Indonesia
Persero	4,506,400	3,331,288
Perusahaan Gas Negara
Persero	8,318,800	2,459,819
		8,850,373
Kazakhstan – 0.42%
KazMunaiGas Exploration
Production GDR	111,848	985,381
		985,381
Malaysia – 6.06%
AMMB Holdings	1,743,900	2,552,606
Genting Malaysia	2,253,400	2,519,512
Malayan Banking	1,733,188	4,175,263
Tenaga Nasional	1,551,400	4,956,030
		14,203,411
Mexico – 6.84%
Arca Continental	196,800	1,182,019
Fibra Uno Administracion	2,572,200	6,179,972
Gentera	872,200	1,501,693
Grupo Aeroportuario del
Pacifico ADR †	29,100	2,295,408
Grupo Financiero Santander
Mexico Class B ADR	299,114	2,677,070
Kimberly-Clark de Mexico
Class A	939,500	2,181,439
		16,017,601
Peru – 1.40%
Credicorp	24,884	3,282,200
		3,282,200
Philippines – 2.26%
Philippine Long Distance
Telephone ADR	82,200	5,289,570
		5,289,570
Qatar – 2.86%
Qatar Electricity & Water	69,618	4,223,444
Qatar National Bank	49,406	2,476,236
		6,699,680
Republic of Korea – 5.99%
Hyundai Mobis	29,778	5,452,443

(continues)       NQ-DPT-151 [7/15] 9/15 (15110) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
Kangwon Land	34,900	$1,276,563
Samsung Electronics	4,805	4,883,256
SK Telecom	11,329	2,424,152
		14,036,414
Romania – 0.51%
Societatea Nationala de Gaze
Naturale GDR	140,938	1,205,020
		1,205,020
Russia – 1.55%
Gazprom ADR	781,836	3,635,537
		3,635,537
South Africa – 4.01%
Bidvest Group	80,202	1,952,326
Growthpoint Properties	575,104	1,260,367
MTN Group	180,501	3,011,061
Redefine Properties	1,217,846	1,107,255
Truworths International	304,033	2,056,356
		9,387,365
Taiwan – 13.05%
Asustek Computer	328,000	2,952,622
CTBC Financial Holding	1,819,000	1,315,701
MediaTek	424,000	4,446,241
Mega Financial Holding	3,369,000	2,873,121
Novatek Microelectronics	345,000	1,247,710
Quanta Computer	1,119,000	2,156,001
Taiwan Mobile	1,597,000	5,271,210
Taiwan Semiconductor
Manufacturing	1,803,588	7,946,953
Teco Electric and Machinery	3,015,000	2,356,957
		30,566,516
Thailand – 1.45%
PTT Foreign Share	150,000	1,395,946
Thai Union Frozen Products
Foreign Share Class F	3,707,800	2,000,497
		3,396,443
Turkey – 2.93%
Tupras Turkiye Petrol
Rafinerileri †	133,065	3,457,980
Turk Telekomunikasyon	1,376,127	3,417,221
		6,875,201
United Arab Emirates – 1.69%
First Gulf Bank	938,852	3,962,210
		3,962,210
United Kingdom – 3.75%
SABMiller	45,224	2,365,066
Unilever	141,333	6,415,296
		8,780,362
United States – 2.00%
Yum! Brands	53,459	4,691,562
		4,691,562
Total Common Stock
(cost $253,872,392)		227,889,507

Preferred Stock – 1.54%Δ
Brazil – 0.99%
Vale ADR 9.95%	538,500	2,310,165
		2,310,165
Republic of Korea – 0.55%
Hyundai Motor 0.99%	14,540	1,284,397
		1,284,397
Total Preferred Stock
(cost $8,684,076)		3,594,562

	Principal
	amount°
Short-Term Investments – 0.08%
Discount Notes – 0.08%≠
Federal Home Loan Bank
0.05% 8/14/15	22,526	22,526
0.065% 9/2/15	70,579	70,578
0.075% 9/18/15	14,545	14,544
0.10% 10/23/15	70,579	70,571
0.105% 11/3/15	13,495	13,492

Total Short-Term Investments
(cost $191,700)		191,711

Total Value of
Securities – 98.89%
(cost $262,748,168)		231,675,780

Receivables and Other Assets Net of
Liabilities – 1.11%		2,602,247
Net Assets – 100.00%		$234,278,027
____________________

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

2 NQ-DPT-151 [7/15] 9/15 (15110)

(Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(731,372)	USD	213,593	8/4/15	$336
BNYM	IDR	(2,147,483,648)	USD	227,345	8/4/15	869
BNYM	ZAR	14,126,755	USD	(1,108,800)	8/6/15	6,839
SSB	TRY	(466,201)	USD	167,394	8/3/15	(723)
						$7,321

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
GDR – Global Depositary Receipt
IDR – Indonesian Rupiah
SSB – State Street Bank
TRY – Turkish Lira
USD – U.S. Dollar
ZAR – South African Rand

NQ-DPT-151 [7/15] 9/15 (15110) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [7/15] 9/15 (15110)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$227,889,507	$—	$227,889,507
Preferred Stock	3,594,562	—	3,594,562
Short-Term Investments	—	191,711	191,711
Total	$231,484,069	$191,711	$231,675,780
Foreign Currency Exchange
Contracts	$—	$7,321	$7,321

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-151 [7/15] 9/15 (15110) 5

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.50%Δ
Argentina – 1.58%
Cresud ADR †	8,192	$92,406
IRSA Inversiones y
Representaciones ADR	4,000	67,640
MercadoLibre	1,600	209,104
YPF ADR	8,000	183,440
		552,590
Bahrain – 0.03%
Aluminum Bahrain GDR
144A #	1,800	11,887
		11,887
Brazil – 13.09%
B2W Cia Digital †	80,235	419,663
Banco Bradesco ADR	8,847	70,245
Banco Santander Brasil ADR	48,000	224,160
Braskem ADR	12,800	92,800
BRF ADR	16,900	353,379
Centrais Eletricas Brasileiras
ADR †	21,300	35,571
Cia Hering	51,400	178,328
Cyrela Brazil Realty	15,780	42,766
Fibria Celulose ADR	40,300	536,796
Gerdau	11,700	16,845
Gerdau ADR	13,000	22,490
Gol Linhas Aereas Inteligentes
ADR †	45,200	75,484
Hypermarcas †	78,500	464,232
Itau Unibanco Holding ADR	66,550	577,654
JBS	32,815	146,624
Petroleo Brasileiro ADR †	53,200	361,760
Rumo Logistica Operadora
Multimodal †	104,869	27,869
Santos Brasil Participacoes	5,900	22,399
Telefonica Brasil ADR	6,055	78,836
Tim Participacoes ADR	53,200	724,052
Vale ADR	21,600	113,616
		4,585,569
Chile – 0.58%
Latam Airlines Group ADR †	3,603	22,339
Sociedad Quimica y Minera de
Chile ADR	13,300	179,683
		202,022
China/Hong Kong – 18.21%
Baidu ADR †	10,150	1,752,279
China Mengniu Dairy	67,000	302,921
China Mobile	50,000	654,640
China Mobile ADR	7,200	468,000
China Petroleum & Chemical	94,000	71,297
China Petroleum & Chemical
ADR	3,770	283,542
China Unicom Hong Kong
ADR	17,100	240,939
CNOOC ADR	1,600	196,240
PetroChina ADR	1,700	167,263
PetroChina Class H	280,000	277,748
Qunar Cayman Islands ADR †	2,900	121,104
SINA †	6,200	251,782
Sohu.com †	16,000	770,080
Tianjin Development
Holdings	190,000	157,836
Tingyi Cayman Islands
Holding	42,000	80,832
Tsingtao Brewery	24,000	128,013
Uni-President China Holdings	492,000	453,772
		6,378,288
Colombia – 0.77%
Bolsa de Valores de Colombia	10,000	56
Cemex Latam Holdings †	61,058	267,977
		268,033
India – 9.36%
Cairn India	74,000	200,010
ICICI Bank ADR	13,000	130,910
Reliance Communications †	90,082	99,249
Reliance Industries	30,356	475,278
Reliance Industries
GDR 144A #	55,000	1,713,250
Steel Authority of India	49,589	43,553
Tata Chemicals	62,463	478,321
Ultratech Cement	2,784	137,013
		3,277,584
Indonesia – 1.06%
Global Mediacom	2,369,600	218,086
Tambang Batubara Bukit
Asam Persero	118,500	52,560
United Tractors	67,106	100,206
		370,852

(continues)       NQ-DPT-596 [7/15] 9/15 (15111) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Malaysia – 0.26%
UEM Sunrise	356,100	$90,913
		90,913
Mexico – 7.44%
America Movil Class L ADR	11,000	213,180
Cemex ADR †	70,311	597,643
Empresas ICA ADR †	27,200	69,360
Fomento Economico
Mexicano ADR	2,500	226,600
Grupo Financiero Banorte
Class O	24,300	128,380
Grupo Financiero Santander
Mexico Class B ADR	19,400	173,630
Grupo Televisa ADR	30,000	1,045,800
Wal-Mart de Mexico Class V	61,629	149,409
		2,604,002
Netherlands – 0.43%
Yandex Class A †	10,800	150,228
		150,228
Peru – 0.23%
Cia de Minas Buenaventura
ADR	11,500	81,880
		81,880
Poland – 0.82%
Jastrzebska Spolka
Weglowa †	2,926	9,189
Polski Koncern Naftowy Orlen	8,460	170,709
Powszechna Kasa
Oszczednosci Bank Polski	13,921	107,801
		287,699
Republic of Korea – 22.52%
Hitejinro Holdings	20,000	293,308
KB Financial Group ADR	28,000	881,720
KCC	1,455	610,820
KT ADR	28,300	369,881
KT&G	5,530	521,694
LG Display ADR	17,800	170,346
LG Electronics	5,107	177,824
LG Uplus	28,207	279,407
Lotte Chilsung Beverage	425	819,375
Lotte Confectionery	257	429,138
Samsung Electronics	1,595	1,620,977
Samsung Life Insurance	4,270	391,841
SK Telecom ADR	55,000	1,319,450
		7,885,781
Russia – 4.03%
Etalon Group GDR 144A #=	4,800	9,120
Gazprom ADR	50,000	232,500
Lukoil ADR	3,400	139,060
Lukoil ADR (London
International Exchange)	3,600	149,040
MegaFon GDR	14,100	174,840
Mobile TeleSystems ADR	19,400	159,080
Moscow Exchange =	70,000	80,050
Rosneft GDR	52,800	203,808
Sberbank of Russia =	141,095	165,472
VTB Bank	16,155,925	18,869
VTB Bank GDR	33,800	79,667
		1,411,506
South Africa – 1.23%
Anglo American Platinum †	1,687	35,127
Impala Platinum Holdings †	4,413	15,878
Sasol ADR	5,200	179,296
Vodacom Group	17,262	200,016
		430,317
Taiwan – 7.54%
Hon Hai Precision Industry	208,404	597,039
MediaTek	68,000	713,076
Mitac Holdings	472,000	405,509
Taiwan Semiconductor
Manufacturing	95,000	418,588
Taiwan Semiconductor
Manufacturing ADR	12,800	283,008
United Microelectronics	634,000	225,284
		2,642,504
Thailand – 1.33%
Bangkok Bank	37,099	175,805
PTT Exploration & Production
Foreign Share	14,571	38,892
PTT Foreign Share	27,160	252,759
		467,456
Turkey – 1.70%
Akbank	58,758	157,361
Anadolu Efes Biracilik Ve Malt
Sanayii	19,910	156,299
Turkcell Iletisim Hizmetleri
ADR	20,600	236,488
Turkiye Sise ve Cam
Fabrikalari	41,358	46,723
		596,871

2 NQ-DPT-596 [7/15] 9/15 (15111)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom – 0.15%
Anglo American ADR	8,400	$52,542
		52,542
United States – 3.14%
Archer-Daniels-Midland	8,200	388,844
Yahoo †	19,400	711,398
		1,100,242
Total Common Stock
(cost $38,074,297)		33,448,766

Preferred Stock – 0.98%Δ
Republic of Korea – 0.98%
LG Electronics 2.16%	17,861	341,592
Total Preferred Stock
(cost $307,186)		341,592

	Principal
	amount°
Short-Term Investments – 2.36%
Repurchase Agreements – 2.36%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $126,871
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $129,408)	126,871	126,871
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $211,453
(collateralized by U.S.
government obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $215,680)	211,451	211,451
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $488,683
(collateralized by U.S.
government obligations
0.00%–7.50%
1/28/16–11/15/44;
market value $498,452)	488,678	488,678

Total Short-Term Investments
(cost $827,000)		827,000

Total Value of
Securities – 98.84%
(cost $39,208,483)		34,617,358

Receivables and Other Assets Net of
Liabilities – 1.16%		406,243
Net Assets – 100.00%		$35,023,601
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2015, the aggregate value of Rule 144A securities was $1,734,257, which represents 4.95% of the Portfolio’s net assets.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2015, the aggregate value of fair valued securities was $254,642, which represents 0.73% of the Portfolio’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

(continues)       NQ-DPT-596 [7/15] 9/15 (15111) 3

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	149,450	USD	(44,294)	8/3/15	$(700)
BNYM	BRL	354,312	USD	(103,725)	8/4/15	(413)
BNYM	BRL	86,699	USD	(25,368)	8/5/15	(98)
						$(1,211)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
BRL – Brazilian Real
GDR – Global Depositary Receipt
USD – U.S. Dollar

4 NQ-DPT-596 [7/15] 9/15 (15111)

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)       NQ-DPT-596 [7/15] 9/15 (15111) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock
Argentina	$552,590	$—	$552,590
Bahrain	—	11,887	11,887
Brazil	4,585,569	—	4,585,569
Chile	202,022	—	202,022
China/Hong Kong	6,378,288	—	6,378,288
Colombia	268,033	—	268,033
India	3,277,584	—	3,277,584
Indonesia	370,852	—	370,852
Malaysia	90,913	—	90,913
Mexico	2,604,002	—	2,604,002
Netherlands	150,228	—	150,228
Peru	81,880	—	81,880
Poland	287,699	—	287,699
Republic of Korea	7,885,781	—	7,885,781
Russia	1,156,864	254,642	1,411,506
South Africa	430,317	—	430,317
Taiwan	2,642,504	—	2,642,504
Thailand	467,456	—	467,456
Turkey	596,871	—	596,871
United Kingdom	52,542	—	52,542
United States	1,100,242	—	1,100,242
Preferred Stock	341,592	—	341,592
Short-Term Investments	—	827,000	827,000
Total	$33,523,829	$1,093,529	$34,617,358
Foreign Currency Exchange
Contracts	$—	$(1,211)	$(1,211)

As a result of utilizing international fair value pricing at July 31, 2015, a portion of the Portfolio was categorized as Level 2.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

6 NQ-DPT-596 [7/15] 9/15 (15111)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-596 [7/15] 9/15 (15111) 7

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 93.71%
Consumer Discretionary – 22.11%
Coupons.com †	45,906	$446,665
DineEquity	25,688	2,671,809
Dunkin’ Brands Group	26,450	1,425,391
Outfront Media	50,357	1,265,471
Pandora Media †	65,929	1,155,076
Sally Beauty Holdings †	80,000	2,383,200
Shutterstock †	26,847	1,434,435
Ulta Salon Cosmetics &
Fragrance †	3,809	632,408
		11,414,455
Energy – 3.17%
Core Laboratories
(Netherlands)	14,932	1,636,995
		1,636,995
Financial Services – 15.39%
Affiliated Managers Group †	7,930	1,648,647
Heartland Payment Systems	47,840	2,980,432
MSCI Class A	39,345	2,681,755
WisdomTree Investments	25,375	631,837
		7,942,671
Healthcare – 10.59%
ABIOMED †	23,487	1,819,303
athenahealth †	7,200	1,007,712
Bio-Techne	24,125	2,638,793
		5,465,808
Office REITs – 3.99%
Equity Commonwealth †	78,700	2,061,940
		2,061,940
Producer Durables – 16.32%
Expeditors International of
Washington	41,150	1,928,701
Graco	32,181	2,300,620
Ritchie Bros Auctioneers	44,010	1,189,150
Zebra Technologies †	27,912	3,004,169
		8,422,640
Technology – 16.85%
Arista Networks †	7,725	652,531
Blackbaud	42,250	2,584,010
Ellie Mae †	10,025	786,461
Logitech International
Class R	105,029	1,510,818
NIC	62,514	1,127,753
VeriFone Systems †	52,430	1,687,197
Yelp †	13,100	345,840
		8,694,610
Utilities – 5.29%
j2 Global	38,750	2,728,000
		2,728,000

Total Common Stock (cost $32,861,883)		48,367,119

	Principal
	amount°
Short-Term Investments – 6.40%
Discount Notes – 2.16%≠
Federal Home Loan Bank
0.05% 8/14/15	113,054	113,053
0.065% 8/5/15	69,937	69,937
0.065% 9/2/15	210,945	210,938
0.07% 8/11/15	175,344	175,343
0.075% 9/18/15	87,632	87,627
0.10% 10/23/15	210,945	210,921
0.105% 11/3/15	81,308	81,289
Freddie Mac 0.075%
10/1/15	162,644	162,631
		1,111,739
Repurchase Agreements – 4.24%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $335,971
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $342,689)	335,969	335,969
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $559,955
(collateralized by U.S.
government obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $571,148)	559,949	559,949

(continues)     NQ-DPT-196 [7/15] 9/15 (15112) 1

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$1,294,095 (collateralized
by U.S. government
obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $1,319,964)	1,294,082	$1,294,082
		2,190,000
Total Short-Term Investments
(cost $3,301,689)		3,301,739

Total Value of
Securities – 100.11%
(cost $36,163,572)		51,668,858

Liabilities Net of Receivables and Other
Assets – (0.11%)		(54,783)
Net Assets – 100.00%		$51,614,075
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-196 [7/15] 9/15 (15112)

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-196 [7/15] 9/15 (15112) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$48,367,119	$—	$48,367,119
Short-Term Investments	—	3,301,739	3,301,739
Total	$48,367,119	$3,301,739	$51,668,858

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-196 [7/15] 9/15 (15112)

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.10%
Abengoa 144A 5.125%
exercise price $38.08,
expiration date 2/23/17 #	200,000	$184,125
Total Convertible Bond (cost $207,390)		184,125

Corporate Bonds – 89.28%
Automobiles – 1.18%
Gates Global 144A
6.00% 7/15/22 #	880,000	785,400
International Automotive
Components Group 144A
9.125% 6/1/18 #	721,000	738,124
Meritor 6.75% 6/15/21	375,000	387,187
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	193,000
		2,103,711
Banking – 3.19%
Credit Suisse Group 144A
7.50% 12/29/49 #●	1,010,000	1,077,670
Goldman Sachs Group
5.375% 12/29/49 ●	310,000	308,527
HSBC Holdings
6.375% 12/29/49 ●	875,000	881,563
ING Groep
6.50% 12/29/49 ●	785,000	774,206
JPMorgan Chase
6.75% 1/29/49 ●	695,000	737,134
Lloyds Banking Group
7.50% 4/30/49 ●	895,000	935,275
Popular 7.00% 7/1/19	993,000	957,004
		5,671,379
Basic Industry – 9.37%
AK Steel
7.625% 5/15/20	722,000	518,035
7.625% 10/1/21	210,000	149,100
ArcelorMittal
5.125% 6/1/20	225,000	226,125
6.125% 6/1/25	255,000	243,525
6.25% 3/1/21	225,000	228,094
AVINTIV Specialty Materials
144A 6.875% 6/1/19 #	785,000	803,644
Builders FirstSource
144A 7.625% 6/1/21 #	758,000	792,110
144A 10.75% 8/15/23 #	985,000	1,019,475
Cemex Sab De CV 144A
7.25% 1/15/21 #	1,165,000	1,243,637
Chemours
144A 6.625% 5/15/23 #	345,000	304,463
144A 7.00% 5/15/25 #	755,000	664,166
Consolidated Energy Finance
144A 6.75% 10/15/19 #	512,000	519,690
CPG Merger Sub 144A
8.00% 10/1/21 #	600,000	615,000
DAE Aviation Holdings 144A
10.00% 7/15/23 #	325,000	329,063
FMG Resources August 2006
144A 9.75% 3/1/22 #	520,000	479,700
Hexion 10.00% 4/15/20	380,000	390,450
Kissner Milling 144A
7.25% 6/1/19 #	365,000	364,544
LSB Industries 7.75% 8/1/19	455,000	481,163
Lundin Mining 144A
7.875% 11/1/22 #	675,000	688,500
NCI Building Systems 144A
8.25% 1/15/23 #	405,000	429,300
New Gold 144A
6.25% 11/15/22 #	605,000	541,475
Norbord 144A
6.25% 4/15/23 #	305,000	311,100
NOVA Chemicals 144A
5.00% 5/1/25 #	455,000	451,587
Rayonier AM Products 144A
5.50% 6/1/24 #	1,125,000	959,063
Ryerson
9.00% 10/15/17	582,000	576,180
11.25% 10/15/18	204,000	201,960
Steel Dynamics
5.50% 10/1/24	405,000	401,963
Summit Materials 144A
6.125% 7/15/23 #	400,000	399,000
TPC Group 144A
8.75% 12/15/20 #	1,495,000	1,349,237
Tronox Finance 144A
7.50% 3/15/22 #	535,000	440,037
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	282,645
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	237,000	243,814
		16,647,845
Capital Goods – 4.98%
Accudyne Industries Borrower
144A 7.75% 12/15/20 #	625,000	573,437
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	840,000	841,050

(continues)     NQ-DPT-096 [7/15] 9/15 (15109) 1

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
BWAY Holding 144A
9.125% 8/15/21 #	1,330,000	$1,363,250
Gardner Denver 144A
6.875% 8/15/21 #	1,414,000	1,261,995
KLX 144A 5.875% 12/1/22 #	710,000	717,100
Milacron 144A
7.75% 2/15/21 #	445,000	461,687
Plastipak Holdings 144A
6.50% 10/1/21 #	875,000	883,750
Reynolds Group Issuer
8.25% 2/15/21	835,000	870,487
Signode Industrial Group
144A 6.375% 5/1/22 #	580,000	569,850
TransDigm
6.00% 7/15/22	430,000	431,075
6.50% 7/15/24	565,000	570,650
144A 6.50% 5/15/25 #	315,000	316,575
		8,860,906
Consumer Cyclical – 5.61%
American Tire Distributors
144A 10.25% 3/1/22 #	370,000	387,575
Boyd Gaming
6.875% 5/15/23	665,000	694,925
Caesars Growth Properties
Holdings 9.375% 5/1/22	440,000	343,200
Caleres 144A
6.25% 8/15/23 #	580,000	588,700
Chinos Intermediate Holdings
A 144A PIK 7.75%
5/1/19 #❆	505,000	347,187
DBP Holding 144A
7.75% 10/15/20 #	411,000	328,800
Eldorado Resorts 144A
7.00% 8/1/23 #	495,000	498,713
Landry’s 144A
9.375% 5/1/20 #	1,552,000	1,672,280
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	450,000	452,250
Neiman Marcus Group
144A PIK 8.75%
10/15/21 #❆	830,000	894,325
Party City Holdings
8.875% 8/1/20	398,000	428,347
PF Chang’s China Bistro
144A 10.25% 6/30/20 #	429,000	445,087
Rite Aid 144A
6.125% 4/1/23 #	825,000	860,063
RSI Home Products 144A
6.50% 3/15/23 #	570,000	589,950
Sabre GLBL 144A
5.375% 4/15/23 #	380,000	380,000
Wynn Las Vegas 144A
5.50% 3/1/25 #	1,090,000	1,053,213
		9,964,615
Consumer Non-Cyclical – 4.70%
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,115,000	1,066,219
Cott Beverages
5.375% 7/1/22	255,000	249,900
144A 6.75% 1/1/20 #	800,000	835,000
ExamWorks Group
5.625% 4/15/23	825,000	849,750
JBS Investments
144A 7.25% 4/3/24 #	230,000	236,900
144A 7.75% 10/28/20 #	379,000	411,215
JBS USA 144A
5.75% 6/15/25 #	1,800,000	1,788,201
Prestige Brands 144A
5.375% 12/15/21 #	450,000	456,750
Spectrum Brands
144A 6.125% 12/15/24 #	925,000	965,681
6.625% 11/15/22	416,000	447,200
SUPERVALU 7.75% 11/15/22	990,000	1,051,875
		8,358,691
Energy – 9.19%
Baytex Energy 144A
5.625% 6/1/24 #	595,000	514,675
California Resources
5.50% 9/15/21	585,000	485,550
6.00% 11/15/24	320,000	260,000
Calumet Specialty Products
Partners 7.625% 1/15/22	920,000	936,737
Chaparral Energy
7.625% 11/15/22	417,000	246,030
8.25% 9/1/21	397,000	240,185
Chesapeake Energy
4.875% 4/15/22	890,000	720,900
5.75% 3/15/23	720,000	612,000
Comstock Resources 144A
10.00% 3/15/20 #	1,005,000	891,937
CSI Compressco
7.25% 8/15/22	545,000	516,387
Energy Transfer Equity
5.875% 1/15/24	590,000	603,275
EP Energy 144A
6.375% 6/15/23 #	425,000	398,969

2 NQ-DPT-096 [7/15] 9/15 (15109)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Exterran Partners
6.00% 4/1/21	390,000	$357,825
Genesis Energy
5.75% 2/15/21	665,000	651,700
6.00% 5/15/23	395,000	378,213
6.75% 8/1/22	315,000	315,000
Halcon Resources
144A 8.625% 2/1/20 #	295,000	282,831
9.75% 7/15/20	865,000	471,425
Laredo Petroleum
5.625% 1/15/22	375,000	362,813
7.375% 5/1/22	521,000	532,723
Linn Energy 6.25% 11/1/19	630,000	384,691
MarkWest Energy Partners
4.875% 12/1/24	430,000	421,400
Murphy Oil USA
6.00% 8/15/23	615,000	641,137
Northern Oil and Gas
8.00% 6/1/20	720,000	637,200
NuStar Logistics
6.75% 2/1/21	400,000	426,621
Oasis Petroleum
6.875% 3/15/22	930,000	860,250
Ocean Rig UDW 144A
7.25% 4/1/19 #	370,000	236,800
PDC Energy 7.75% 10/15/22	535,000	554,394
Pioneer Energy Services
6.125% 3/15/22	695,000	486,500
Rose Rock Midstream 144A
5.625% 11/15/23 #	435,000	415,425
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	540,000	533,925
Transocean
4.30% 10/15/22	235,000	171,844
6.875% 12/15/21	405,000	343,744
Weatherford International
4.50% 4/15/22	475,000	431,788
		16,324,894
Financials – 1.14%
Communications Sales &
Leasing 144A
8.25% 10/15/23 #	335,000	320,763
ESH Hospitality 144A
5.25% 5/1/25 #	460,000	450,225
Infinity Acquisition 144A
7.25% 8/1/22 #	490,000	464,275
James Hardie International
Finance 144A
5.875% 2/15/23 #	765,000	787,950
		2,023,213
Healthcare – 7.71%
21st Century Oncology 144A
11.00% 5/1/23 #	335,000	314,900
Community Health Systems
6.875% 2/1/22	1,365,000	1,463,963
DaVita HealthCare Partners
5.00% 5/1/25	265,000	262,681
5.125% 7/15/24	1,065,000	1,075,213
HCA 5.375% 2/1/25	705,000	722,625
HealthSouth 5.75% 11/1/24	365,000	370,019
IASIS Healthcare
8.375% 5/15/19	1,895,000	1,977,906
Immucor 11.125% 8/15/19	1,892,000	1,996,060
Kinetic Concepts
10.50% 11/1/18	283,000	301,749
12.50% 11/1/19	290,000	311,750
Mallinckrodt International
Finance
4.75% 4/15/23	80,000	77,600
144A 5.50% 4/15/25 #	540,000	546,075
Omnicare 5.00% 12/1/24	365,000	388,725
Par Pharmaceutical
7.375% 10/15/20	376,000	399,970
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	875,000	896,875
Tenet Healthcare
144A 5.00% 3/1/19 #	345,000	349,744
144A 6.75% 6/15/23 #	160,000	167,600
8.125% 4/1/22	1,235,000	1,388,609
Valeant Pharmaceuticals
International
144A 5.875% 5/15/23 #	180,000	187,632
144A 6.125% 4/15/25 #	475,000	497,563
		13,697,259
Insurance – 1.55%
HUB International 144A
7.875% 10/1/21 #	1,185,000	1,213,144
USI 144A 7.75% 1/15/21 #	895,000	906,187
XLIT 6.50% 10/29/49 ●	750,000	637,500
		2,756,831

(continues)     NQ-DPT-096 [7/15] 9/15 (15109) 3

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media – 14.08%
Altice
144A 7.625% 2/15/25 #	400,000	$393,000
144A 7.75% 5/15/22 #	1,455,000	1,469,550
Altice Financing 144A
6.625% 2/15/23 #	795,000	820,837
Altice US Finance 144A
7.75% 7/15/25 #	675,000	664,875
CCO Holdings 144A
5.375% 5/1/25 #	950,000	938,125
CCO Safari II 144A
4.908% 7/23/25 #	400,000	401,512
Columbus International 144A
7.375% 3/30/21 #	1,085,000	1,156,881
CSC Holdings 5.25% 6/1/24	886,000	822,873
DISH DBS 5.875% 11/15/24	440,000	427,900
Gray Television
7.50% 10/1/20	2,660,000	2,826,250
iHeartCommunications
9.00% 12/15/19	680,000	656,200
9.00% 9/15/22	2,360,000	2,125,475
LIN Television 144A
5.875% 11/15/22 #	1,065,000	1,086,300
MDC Partners 144A
6.75% 4/1/20 #	335,000	332,906
Nexstar Broadcasting 144A
6.125% 2/15/22 #	230,000	236,325
Numericable-SFR 144A
6.00% 5/15/22 #	1,515,000	1,545,300
RCN Telecom Services 144A
8.50% 8/15/20 #	490,000	513,887
Sinclair Television Group
144A 5.625% 8/1/24 #	1,515,000	1,496,063
Sirius XM Radio 144A
5.375% 4/15/25 #	830,000	830,000
Tribune Media 144A
5.875% 7/15/22 #	730,000	755,550
Univision Communications
144A 5.125% 2/15/25 #	1,750,000	1,758,750
VTR Finance 144A
6.875% 1/15/24 #	1,915,000	1,953,300
WideOpenWest Finance
10.25% 7/15/19	1,285,000	1,365,569
13.375% 10/15/19	400,000	437,000
		25,014,428
Services – 7.48%
Abengoa Finance 144A
8.875% 11/1/17 #	340,000	326,400
Abengoa Greenfield 144A
6.50% 10/1/19 #	385,000	306,075
AECOM
144A 5.75% 10/15/22 #	260,000	264,550
144A 5.875% 10/15/24 #	485,000	493,487
Air Medical Merger Sub
144A 6.375% 5/15/23 #	930,000	874,200
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	1,110,000	1,041,442
144A 10.75% 10/15/19 #	665,000	463,584
Blue Coat Holdings 144A
8.375% 6/1/23 #	850,000	873,375
BlueLine Rental Finance
144A 7.00% 2/1/19 #	430,000	430,000
Covanta Holding
5.875% 3/1/24	325,000	321,750
GEO Group
5.125% 4/1/23	265,000	267,650
5.875% 10/15/24	435,000	452,400
Mattamy Group 144A
6.50% 11/15/20 #	775,000	755,625
MGM Resorts International
6.00% 3/15/23	1,760,000	1,795,200
Navios South American
Logistics 144A
7.25% 5/1/22 #	605,000	570,969
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	505,000	513,837
Pinnacle Entertainment
7.75% 4/1/22	210,000	236,250
United Rentals North America
5.50% 7/15/25	550,000	528,000
5.75% 11/15/24	1,645,000	1,616,213
Univar USA 144A
6.75% 7/15/23 #	345,000	347,587
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	335,000	307,363
XPO Logistics 144A
6.50% 6/15/22 #	510,000	502,987
		13,288,944
Technology & Electronics – 4.21%
Audatex North America 144A
6.125% 11/1/23 #	1,030,000	1,010,687
Avaya 144A 7.00% 4/1/19 #	165,000	160,050
CommScope 144A
5.50% 6/15/24 #	675,000	663,187
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	690,000	683,100

4 NQ-DPT-096 [7/15] 9/15 (15109)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Entegris 144A
6.00% 4/1/22 #	665,000	$684,119
Equinix 5.75% 1/1/25	430,000	434,300
First Data
11.25% 1/15/21	805,000	895,563
11.75% 8/15/21	885,000	1,006,687
Infor Software Parent
144A PIK 7.125%
5/1/21 #❆	1,075,000	1,060,219
Italics Merger Sub 144A
7.125% 7/15/23 #	340,000	334,900
Micron Technology
144A 5.25% 1/15/24 #	415,000	399,437
144A 5.625% 1/15/26 #	165,000	158,400
		7,490,649
Telecommunications – 11.26%
CenturyLink 6.75% 12/1/23	400,000	402,500
Cogent Communications
Finance 144A
5.625% 4/15/21 #	605,000	574,750
Cogent Communications
Group 144A
5.375% 3/1/22 #	230,000	228,850
Digicel 144A
6.75% 3/1/23 #	640,000	615,680
Digicel Group
144A 7.125% 4/1/22 #	225,000	207,563
144A 8.25% 9/30/20 #	1,600,000	1,588,000
Hughes Satellite Systems
7.625% 6/15/21	439,000	487,290
Intelsat Jackson Holdings
7.25% 4/1/19	80,000	79,600
Intelsat Luxembourg
7.75% 6/1/21	1,710,000	1,365,863
8.125% 6/1/23	2,215,000	1,772,000
Level 3 Communications
5.75% 12/1/22	1,020,000	1,030,200
Level 3 Financing 144A
5.375% 5/1/25 #	1,290,000	1,257,750
Millicom International Cellular
144A 6.625% 10/15/21 #	240,000	250,800
Sable International Finance
144A 6.875% 8/1/22 #	590,000	582,000
Sprint
7.125% 6/15/24	1,420,000	1,302,850
7.25% 9/15/21	980,000	939,575
7.875% 9/15/23	410,000	394,113
T-Mobile USA
6.00% 3/1/23	295,000	308,275
6.25% 4/1/21	240,000	252,000
6.375% 3/1/25	940,000	988,175
UPCB Finance IV 144A
5.375% 1/15/25 #	950,000	923,875
West 144A
5.375% 7/15/22 #	1,060,000	1,010,975
Wind Acquisition Finance
144A 4.75% 7/15/20 #	310,000	317,750
144A 7.375% 4/23/21 #	1,170,000	1,243,125
Windstream Services
7.50% 6/1/22	360,000	297,450
7.50% 4/1/23	10,000	8,200
7.75% 10/1/21	335,000	284,750
Zayo Group 144A
6.00% 4/1/23 #	1,285,000	1,292,376
		20,006,335
Utilities – 3.63%
Abengoa Yield 144A
7.00% 11/15/19 #	450,000	452,250
AES 5.50% 4/15/25	720,000	693,000
AES Gener 144A
8.375% 12/18/73 #●	200,000	219,500
Calpine
5.375% 1/15/23	885,000	869,513
5.50% 2/1/24	385,000	375,375
DPL 6.75% 10/1/19	555,000	598,013
Dynegy
5.875% 6/1/23	395,000	380,187
144A 7.375% 11/1/22 #	340,000	353,430
144A 7.625% 11/1/24 #	875,000	907,813
Enel 144A
8.75% 9/24/73 #●	820,000	964,320
GenOn Energy
9.875% 10/15/20	630,000	631,575
		6,444,976
Total Corporate Bonds (cost $163,624,434)		158,654,676

Municipal Bond – 0.31%
Chicago, Illinois
(Taxable Build America
Bond) Series B 7.75%
1/1/42	550,000	543,471
Total Municipal Bond (cost $541,432)		543,471

(continues)     NQ-DPT-096 [7/15] 9/15 (15109) 5

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans – 4.27%«
21st Century Oncology
Tranche B 1st Lien
6.50% 4/28/22	375,000	$361,406
Applied Systems 2nd Lien
7.50% 1/23/22	763,640	767,617
Atkore International 2nd Lien
7.75% 10/9/21	475,000	448,875
Avaya 4.691% 10/26/17	322,043	320,008
BJ’s Wholesale Club
8.50% 3/31/20	895,000	903,391
CD&R Millennium Holdco 6
(Mauser Holdings) 2nd Lien
8.75% 7/31/22	725,000	717,750
Drillship Ocean Ventures
(Ocean Rig) Tranche B 1st
Lien 5.50% 7/25/21	214,879	177,320
Flint Group 2nd Lien
8.25% 9/7/22	700,000	696,500
FMG Resources August 2006
1st Lien 3.75% 6/30/19	275,000	226,044
Green Energy Partners (Panda
Stonewall) Tranche B
6.50% 11/13/21	475,000	482,422
iHeartCommunications (Clear
Channel Communications)
Tranche D 6.94% 1/30/19	375,000	345,312
Marina District Finance
(Borgata) Tranche B 1st
Lien 6.50% 8/15/18	445,920	451,534
Moxie Patriot Tranche B1
6.75% 12/19/20	340,000	341,275
New HB Acquisition (Hostess
Brands) 1st Lien
6.75% 3/20/20	457,188	468,617
Panda Liberty (Moxie Liberty)
Tranche B 7.50% 8/21/20	345,000	345,863
Rite Aid 5.75% 8/21/20	295,000	298,503
Solenis International (Ashland
Water) 2nd Lien
7.75% 7/31/22	250,000	242,969
Total Senior Secured Loans
(cost $7,653,904)		7,595,406

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

Preferred Stock – 1.19%
Ally Financial
144A 7.00% #	951	970,406
8.50% ●	2,085	54,272
Bank of America 6.50% ●	870,000	899,363
GMAC Capital Trust I
8.125% ●	7,000	183,610
Total Preferred Stock (cost $2,058,090)		2,107,651

	Principal
	amount°
Short-Term Investments – 3.06%
Repurchase Agreements – 3.06%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $833,177
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $849,837)	833,173	833,173
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$1,388,637 (collateralized
by U.S. government
obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $1,416,394)	1,388,622	1,388,622
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$3,209,237 (collateralized
by U.S. government
obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $3,273,389)	3,209,205	3,209,205

Total Short-Term Investments
(cost $5,431,000)		5,431,000

Total Value of Securities – 98.21%
(cost $179,518,066)		174,516,329

Receivables and Other Assets Net of
Liabilities – 1.79%		3,185,844
Net Assets – 100.00%		$177,702,173

6 NQ-DPT-096 [7/15] 9/15 (15109)

(Unaudited)
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2015, the aggregate value of Rule 144A securities was $91,373,821, which represents 51.42% of the Portfolio’s net assets.

❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2015,the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of July 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at July 31, 2015.

PIK – Pay-in-kind

NQ-DPT-096 [7/15] 9/15 (15109) 7

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-DPT-096 [7/15] 9/15 (15109)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$158,838,801	$—	$158,838,801
Senior Secured Loans	—	7,249,543	345,863	7,595,406
Municipal Bonds	—	543,471	—	543,471
Common Stock	—	—	—	—
Preferred Stock[1]	237,882	1,869,769	—	2,107,651
Short-Term Investments	—	5,431,000	—	5,431,000
Total	$237,882	$173,932,584	$345,863	$174,516,329
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	11.29%	88.71%	100.00%

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-096 [7/15] 9/15 (15109) 9

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.35%Δ
Australia – 1.32%
QBE Insurance Group	427,304	$4,559,508
		4,559,508
China – 1.60%
China Mobile	421,000	5,512,070
		5,512,070
Denmark – 0.18%
ISS	17,655	607,790
		607,790
France – 7.43%
Cie de Saint-Gobain	160,443	7,603,530
GDF Suez VVPR Strip ★=†	162,519	0
Sanofi	104,461	11,235,957
Societe Generale	77,094	3,791,939
TOTAL	24,365	1,205,771
Vallourec	105,083	1,726,521
		25,563,718
Germany – 8.96%
Allianz	10,241	1,676,420
Daimler	53,139	4,748,399
Deutsche Telekom	569,198	10,279,974
RWE	361,336	7,517,669
SAP	92,339	6,615,993
		30,838,455
Israel – 2.06%
Teva Pharmaceutical Industries ADR	102,679	7,086,905
		7,086,905
Italy – 2.47%
Eni	485,688	8,510,460
		8,510,460
Japan – 17.96%
Canon	284,700	9,122,895
Honda Motor	291,400	9,355,220
Hoya	87,000	3,683,401
Kao	101,200	5,136,132
Kirin Holdings	486,500	7,492,465
Makita	2,800	154,734
NTT DOCOMO	216,900	4,574,927
Seven & i Holdings	43,873	2,025,970
Takeda Pharmaceutical	201,400	10,138,647
Tokio Marine Holdings	193,052	8,044,158
Tokyo Electron	38,100	2,102,715
		61,831,264
Netherlands – 5.01%
Koninklijke Ahold	413,784	8,234,069
RELX	96,368	1,605,023
Royal Dutch Shell Class A	257,991	7,415,441
		17,254,533
Norway – 0.32%
Orkla	87,037	694,396
Telenor	18,302	401,321
		1,095,717
Singapore – 5.44%
Jardine Matheson Holdings	55,815	3,028,522
Sembcorp Industries	1,236,300	3,217,489
Singapore Telecommunications	2,136,402	6,369,881
United Overseas Bank	378,142	6,119,739
		18,735,631
Spain – 6.78%
Banco Santander	397,358	2,741,454
Iberdrola	1,550,575	10,936,065
Telefonica	631,997	9,672,541
		23,350,060
Sweden – 4.01%
Ericsson Class B	408,065	4,364,458
TeliaSonera	1,553,283	9,440,508
		13,804,966
Switzerland – 13.10%
ABB †	466,359	9,473,897
Nestle	118,780	8,997,926
Novartis	78,698	8,176,839
Syngenta	23,467	9,665,597
Zurich Insurance Group †	28,870	8,792,757
		45,107,016
Taiwan – 0.96%
Taiwan Semiconductor Manufacturing ADR	150,032	3,317,207
		3,317,207
United Kingdom – 21.75%
Amec Foster Wheeler	461,336	5,906,895

(continues)     NQ-DPT-031 [7/15] 9/15 (15115) 1

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
BG Group	468,024	$7,983,947
BP	1,162,948	7,180,918
G4S	1,620,031	6,948,804
GlaxoSmithKline	501,407	10,929,590
National Grid	780,025	10,390,502
Pearson	220,884	4,149,139
Tesco	2,203,746	7,422,321
Unilever	227,892	10,344,326
Vodafone Group	960,183	3,626,003
		74,882,445
Total Common Stock
(cost $310,413,535)		342,057,745

	Principal
	amount°
Short-Term Investments – 0.44%
Discount Notes – 0.44%≠
Federal Home Loan Bank
0.05% 8/14/15	173,434	173,433
0.065% 8/5/15	131,871	131,871
0.065% 9/2/15	225,397	225,389
0.07% 8/11/15	321,267	321,267
0.075% 9/18/15	68,239	68,235
0.10% 10/23/15	225,397	225,371
0.105% 11/3/15	63,314	63,300
Freddie Mac 0.075%
10/1/15	306,677	306,652

Total Short-Term Investments
(cost $1,515,458)		1,515,518

Total Value of
Securities – 99.79%
(cost $311,928,993)		343,573,263

Receivables and Other Assets Net of
Liabilities – 0.21%		710,468
Net Assets – 100.00%		$344,283,731

____________________

★	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(1,400,663)	USD	180,651	8/4/15	$(24)
BNYM	JPY	8,438,542	USD	(68,269)	8/3/15	(190)
JPMC	EUR	(457,673)	USD	502,130	8/3/15	(369)
JPMC	JPY	(13,033,982)	USD	104,818	8/4/15	(336)
NT	EUR	(301,695)	USD	330,755	8/3/15	(489)
SSB	JPY	(32,567,784)	USD	261,965	8/5/15	(786)
						$(2,194)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
NT – Northern Trust
SSB – State Street Bank
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-031 [7/15] 9/15 (15115)

Notes

Delaware Pooled® Trust — The International Equity Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-031 [7/15] 9/15 (15115) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$342,057,745	$—	$—	$342,057,745
Short-Term Investments	—	1,515,518	—	1,515,518
Total	$342,057,745	$1,515,518	$—	$343,573,263
Foreign Currency Exchange
Contracts	$—	$(2,194)	$—	$(2,194)

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-031 [7/15] 9/15 (15115)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.92%Δ
Australia – 1.33%
QBE Insurance Group	473,390	$5,051,265
		5,051,265
Denmark – 0.04%
ISS	4,906	168,894
		168,894
France – 7.92%
Cie de Saint-Gobain	187,041	8,864,032
GDF Suez VVPR Strip =†	101,871	0
Sanofi	115,824	12,458,175
Societe Generale	90,357	4,444,292
TOTAL	48,915	2,420,698
Vallourec	118,755	1,951,153
		30,138,350
Germany – 9.61%
Allianz	11,681	1,912,143
Daimler	57,922	5,175,799
RWE	392,760	8,171,452
SAP	109,077	7,815,253
Telefonica Deutschland Holding	2,169,832	13,471,672
		36,546,319
Israel – 2.10%
Teva Pharmaceutical
Industries ADR	115,800	7,992,516
		7,992,516
Japan – 18.98%
Canon	314,300	10,071,394
Honda Motor	318,600	10,228,460
Hoya	99,500	4,212,626
Kao	111,400	5,653,805
Kirin Holdings	609,500	9,386,757
Makita	3,200	176,838
NTT DOCOMO	241,600	5,095,907
Seven & i Holdings	75,400	3,481,825
Takeda Pharmaceutical	243,900	12,278,133
Tokio Marine Holdings	219,700	9,154,536
Tokyo Electron	44,400	2,450,409
		72,190,690
Netherlands – 5.67%
Koninklijke Ahold	467,426	9,301,514
RELX	118,936	1,980,896
Royal Dutch Shell Class A	358,534	10,305,350
		21,587,760
Norway – 0.34%
Orkla	106,422	849,053
Telenor	19,660	431,099
		1,280,152
Singapore – 5.26%
Sembcorp Industries	1,328,100	3,456,400
Singapore Telecommunications	3,366,900	10,038,725
United Overseas Bank	403,519	6,530,433
		20,025,558
Spain – 7.10%
Banco Santander	417,384	2,879,617
Iberdrola	1,722,976	12,151,994
Telefonica	781,679	11,963,383
		26,994,994
Sweden – 4.03%
Ericsson Class B	452,570	4,840,461
TeliaSonera	1,725,614	10,487,897
		15,328,358
Switzerland – 12.93%
ABB †	505,919	10,277,543
Nestle	127,624	9,667,884
Novartis	87,193	9,059,482
Syngenta	25,819	10,634,339
Zurich Insurance Group †	31,401	9,563,608
		49,202,856
United Kingdom – 23.61%
Amec Foster Wheeler	496,322	6,354,852
BG Group	741,489	12,648,943
BP	1,860,549	11,488,432
G4S	1,755,823	7,531,257
GlaxoSmithKline	545,409	11,888,739
National Grid	850,859	11,334,063
Pearson	246,280	4,626,183
Sainsbury (J.)	479,960	1,985,249
Tesco	1,803,656	6,074,799
Unilever	259,148	11,763,078
Vodafone Group	1,094,540	4,133,384
		89,828,979
Total Common Stock
(cost $346,954,213)		376,336,691

(continues)      NQ-DPT-094 [7/15] 9/15 (15107) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.47%
Repurchase Agreements – 0.47%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $272,919
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $278,376)	272,917	$272,917
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $454,867
(collateralized by U.S.
government obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $463,960)	454,863	454,863
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$1,051,231 (collateralized
by U.S. government
obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $1,072,244)	1,051,220	1,051,220

Total Short-Term Investments
(cost $1,779,000)		1,779,000

Total Value of
Securities – 99.39%
(cost $348,733,213)		378,115,691
Receivables and Other Assets Net of
Liabilities – 0.61%		2,339,720
Net Assets – 100.00%		$380,455,411
____________________

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2015,the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	SEK	824,743	USD	(95,772)	8/3/15	$(203)
DB	JPY	22,415,219	USD	(181,260)	8/3/15	(422)
JPMC	JPY	(24,314,448)	USD	195,535	8/4/15	(628)
						$(1,253)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
DB – Deutsche Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
SEK – Swedish Krona
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [7/15] 9/15 (15107)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)      NQ-DPT-094 [7/15] 9/15 (15107) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$376,336,691	$—	$—	$376,336,691
Short-Term Investments	—	1,779,000	—	1,779,000
Total	$376,336,691	$1,779,000	$—	$378,115,691
Foreign Currency Exchange
Contracts	$—	$(1,253)	$—	$(1,253)

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [7/15] 9/15 (15107)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.49%✧
Consumer Discretionary – 20.56%
Discovery Communications
Class A †	80,566	$2,660,289
Discovery Communications
Class C †	217,861	6,601,188
eBay †	372,857	10,484,739
L Brands	105,022	8,477,376
Liberty Interactive Class A †	416,549	12,100,748
NIKE Class B	72,640	8,369,581
Sally Beauty Holdings †	140,515	4,185,942
TripAdvisor †	113,400	9,001,692
Wynn Resorts	38,306	3,954,328
		65,835,883
Consumer Staples – 4.92%
Walgreens Boots Alliance	162,969	15,747,695
		15,747,695
Energy – 2.96%
Kinder Morgan	32,221	1,116,135
Williams	159,185	8,354,029
		9,470,164
Financial Services – 20.13%
Crown Castle International	134,516	11,018,206
Intercontinental Exchange	40,109	9,146,456
MasterCard Class A	151,362	14,742,659
PayPal Holdings †	311,257	12,045,646
Visa Class A	232,609	17,524,762
		64,477,729
Healthcare – 21.09%
Allergan †	43,158	14,291,772
Biogen †	28,962	9,232,506
Celgene †	147,891	19,410,694
Novo Nordisk ADR	185,020	10,908,779
Valeant Pharmaceuticals
International †	53,265	13,717,335
		67,561,086
Information Technology – 28.83%
Baidu ADR †	38,504	6,648,101
Electronic Arts †	142,300	10,181,565
Equinix	53,391	14,891,284
Facebook Class A †	64,425	6,056,594
Google Class A †	14,273	9,384,498
Google Class C †	11,583	7,246,441
Intuit	61,912	6,548,432
Microsoft	221,553	10,346,525
QUALCOMM	302,611	19,485,122
Yelp †	58,821	1,552,874
		92,341,436
Total Common Stock (cost $245,036,828)		315,433,993

	Principal
	amount°
Short-Term Investments – 1.18%
Discount Notes – 1.18%≠
Federal Home Loan Bank
0.05% 8/14/15	27,268	27,268
0.07% 8/11/15	1,165,950	1,165,948
0.075% 9/18/15	26,919	26,918
0.10% 10/23/15	469,404	469,351
0.105% 11/3/15	24,977	24,971
Freddie Mac 0.075%
10/1/15	2,071,185	2,071,015
		3,785,471
Total Short-Term Investments
(cost $3,785,298)		3,785,471

Total Value of
Securities – 99.67%
(cost $248,822,126)		319,219,464
Receivables and Other Assets Net of
Liabilities – 0.33%		1,070,274
Net Assets – 100.00%		$320,289,738
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-DPT-192 [7/15] 9/15 (15113) 1

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

2 NQ-DPT-192 [7/15] 9/15 (15113)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$315,433,993	$—	$315,433,993
Short-Term Investments	—	3,785,471	3,785,471
Total	$315,433,993	$3,785,471	$319,219,464

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is primarily traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-192 [7/15] 9/15 (15113) 3

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.86%
Consumer Discretionary – 6.09%
Johnson Controls	146,300	$6,665,428
Lowe’s	97,700	6,776,472
		13,441,900
Consumer Staples – 12.41%
Archer-Daniels-Midland	136,100	6,453,862
CVS Health	60,900	6,849,423
Kraft Heinz	86,433	6,868,830
Mondelez International	159,700	7,207,261
		27,379,376
Energy – 12.82%
Chevron	65,300	5,777,744
ConocoPhillips	105,600	5,315,904
Halliburton	145,100	6,063,729
Marathon Oil	247,400	5,197,874
Occidental Petroleum	84,300	5,917,860
		28,273,111
Financials – 12.20%
Allstate	99,000	6,826,050
Bank of New York Mellon	157,800	6,848,520
BB&T	162,500	6,543,875
Marsh & McLennan	115,700	6,703,658
		26,922,103
Healthcare – 21.61%
Baxalta †	98,700	3,240,321
Baxter International	98,700	3,955,896
Cardinal Health	77,600	6,594,448
Express Scripts Holding †	74,110	6,675,088
Johnson & Johnson	68,100	6,824,301
Merck	116,000	6,839,360
Pfizer	190,711	6,877,039
Quest Diagnostics	90,300	6,665,043
		47,671,496
Industrials – 9.49%
Northrop Grumman	39,700	6,868,497
Raytheon	64,500	7,036,305
Waste Management	137,600	7,035,488
		20,940,290
Information Technology – 12.21%
CA	226,836	6,608,867
Cisco Systems	239,500	6,806,590
Intel	225,600	6,531,120
Xerox	634,300	6,989,986
		26,936,563
Materials – 2.83%
duPont (E.I.) deNemours	112,000	6,245,120
		6,245,120
Telecommunications – 6.01%
AT&T	190,800	6,628,392
Verizon Communications	141,400	6,616,106
		13,244,498
Utilities – 3.19%
Edison International	117,200	7,033,172
		7,033,172
Total Common Stock (cost $208,430,966)		218,087,629

	Principal
	amount°
Short-Term Investments – 1.00%
Discount Notes – 0.47%≠
Federal Home Loan Bank
0.05% 8/14/15	129,144	129,143
0.065% 9/2/15	136,307	136,303
0.07% 8/11/15	280,733	280,732
0.075% 9/18/15	191,980	191,970
0.10% 10/23/15	136,307	136,292
0.105% 11/3/15	178,126	178,085
		1,052,525
Repurchase Agreements – 0.53%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $179,031
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $182,611)	179,030	179,030
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $298,387
(collateralized by U.S.
government obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $304,351)	298,384	298,384

(continues)     NQ-DPT-029 [7/15] 9/15 (15116) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $689,593
(collateralized by U.S.
government obligations
0.00%–7.50%
1/28/16–11/15/44;
market value $703,378)	689,586	$689,586
		1,167,000

Total Short-Term Investments
(cost $2,219,481)		2,219,525
Total Value of
Securities – 99.86%
(cost $210,650,447)		220,307,154
Receivables and Other Assets Net of
Liabilities – 0.14%		302,206
Net Assets – 100.00%		$220,609,360
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2 NQ-DPT-029 [7/15] 9/15 (15116)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-029 [7/15] 9/15 (15116) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$218,087,629	$—	$218,087,629
Short-Term Investments	—	2,219,525	2,219,525
Total	$218,087,629	$2,219,525	$220,307,154

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) are be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [7/15] 9/15 (15116)

Schedule of investments
Delaware REIT Fund	July 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.96%
Diversified REITs – 3.46%
Gramercy Property Trust	39,008	$954,136
Vornado Realty Trust	73,832	7,202,311
		8,156,447
Healthcare REITs – 8.60%
Health Care REIT	141,500	9,815,855
Omega Healthcare Investors	80,200	2,908,052
Ventas	112,777	7,566,209
		20,290,116
Hotel REITs – 8.30%
DiamondRock Hospitality	80,800	1,018,888
Hilton Worldwide Holdings †	100,200	2,690,370
Host Hotels & Resorts	379,764	7,359,826
Pebblebrook Hotel Trust	77,313	3,146,639
RLJ Lodging Trust	94,810	2,828,182
Strategic Hotels & Resorts †	186,100	2,543,987
		19,587,892
Industrial REITs – 4.84%
DCT Industrial Trust	99,751	3,467,345
Prologis	196,009	7,959,925
		11,427,270
Mall REITs – 17.46%
General Growth Properties	395,511	10,734,168
Macerich	45,400	3,593,864
Simon Property Group	133,158	24,929,841
Taubman Centers	25,900	1,937,320
		41,195,193
Manufactured Housing REIT – 1.23%
Equity LifeStyle Properties	50,336	2,913,448
		2,913,448
Multifamily REITs – 17.85%
Apartment Investment & Management	119,000	4,650,520
AvalonBay Communities	56,951	9,814,935
Equity Residential	158,923	11,889,030
Essex Property Trust	34,527	7,765,467
Post Properties	35,300	2,009,982
UDR	177,300	5,994,513
		42,124,447
Office REITs – 14.54%
Boston Properties	60,574	7,467,563
Brandywine Realty Trust	206,900	2,849,013
Douglas Emmett	81,100	2,377,041

NQ-095 [7/15] 9/15 (15120) 1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Office REITs (continued)
Empire State Realty Trust	73,000	$1,297,940
Equity Commonwealth †	123,900	3,246,180
Hudson Pacific Properties	124,100	3,819,798
Kilroy Realty	52,875	3,746,194
Paramount Group	103,800	1,854,906
SL Green Realty	66,462	7,652,435
		34,311,070
Office/Industrial REITs – 3.85%
Duke Realty	362,700	7,315,659
PS Business Parks	23,129	1,780,702
		9,096,361
Self-Storage REITs – 7.65%
CubeSmart	108,500	2,838,360
Extra Space Storage	64,294	4,726,895
Public Storage	51,102	10,485,108
		18,050,363
Shopping Center REITs – 9.28%
DDR	205,575	3,350,873
Equity One	111,600	2,864,772
Federal Realty Investment Trust	29,800	4,076,342
Kimco Realty	273,679	6,762,608
Ramco-Gershenson Properties Trust	42,000	711,480
Regency Centers	44,919	2,873,468
Retail Properties of America	85,800	1,249,248
		21,888,791
Single Tenant REIT – 0.95%
National Retail Properties	60,200	2,237,634
		2,237,634
Specialty REITs – 0.95%
American Residential Properties	88,649	1,640,007
GEO Group	16,000	604,000
		2,244,007
Total Common Stock (cost $211,426,934)		233,523,039

	Principal amount°
Short-Term Investments – 0.88%
Discount Notes – 0.35%≠
Federal Home Loan Bank
0.065% 8/5/15	40,405	40,405
0.065% 9/2/15	193,622	193,615
0.07% 8/11/15	10,199	10,199

2 NQ-095 [7/15] 9/15 (15120)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.075% 9/18/15	148,417	$148,410
0.10% 10/23/15	193,622	193,600
0.105% 11/3/15	137,707	137,675
Freddie Mac 0.075% 10/1/15	93,965	93,958
		817,862
Repurchase Agreements – 0.53%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $193,452 (collateralized by U.S.
government obligations 0.50%–2.00%
1/31/17–5/31/21; market value $197,320)	193,451	193,451
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $322,421 (collateralized by U.S.
government obligations 1.25%–4.625%
9/30/16–2/15/40; market value $328,866)	322,418	322,418
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $745,139 (collateralized by U.S.
government obligations 0.00%–7.50%
1/28/16–11/15/44; market value $760,034)	745,131	745,131
		1,261,000
Total Short-Term Investments (cost $2,078,815)		2,078,862
Total Value of Securities – 99.84%
(cost $213,505,749)		235,601,901

Receivables and Other Assets Net of Liabilities – 0.16%		375,153
Net Assets – 100.00%		$235,977,054

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-095 [7/15] 9/15 (15120) 3

Notes

Delaware REIT Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-095 [7/15] 9/15 (15120)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$233,523,039	$—	$233,523,039
Short-Term Investments	—	2,078,862	2,078,862
Total	$233,523,039	$2,078,862	$235,601,901

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [7/15] 9/15 (15120) 5

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.72%✧
Consumer Discretionary – 17.57%
Discovery Communications
Class A †	99,854	$3,297,179
eBay †	65,085	1,830,190
L Brands	44,530	3,594,462
Liberty Interactive Class A †	149,295	4,337,020
TripAdvisor †	45,325	3,597,899
		16,656,750
Consumer Staples – 3.59%
Walgreens Boots Alliance	35,215	3,402,825
		3,402,825
Financial Services – 20.92%
Crown Castle International	55,515	4,547,234
Intercontinental Exchange	19,795	4,514,052
PayPal Holdings †	65,085	2,518,789
Visa Class A	109,600	8,257,264
		19,837,339
Healthcare – 11.70%
Allergan †	15,033	4,978,178
Celgene †	46,615	6,118,219
		11,096,397
Office REIT – 4.39%
Equity Commonwealth †	158,780	4,160,036
		4,160,036
Producer Durables – 7.28%
Zebra Technologies †	64,156	6,905,110
		6,905,110
Technology – 29.27%
Electronic Arts †	74,475	5,328,686
Google Class A †	4,400	2,893,000
Google Class C †	4,406	2,756,438
Microsoft	123,930	5,787,531
QUALCOMM	108,315	6,974,403
VeriFone Systems †	102,375	3,294,427
Yelp †	27,475	725,340
		27,759,825
Total Common Stock (cost $63,160,834)		89,818,282

	Principal
	amount°
Short-Term Investments − 5.39%
Discount Notes – 1.75%≠
Federal Home Loan Bank
0.05% 8/14/15	216,623	$216,622
0.065% 8/5/15	147,355	147,355
0.065% 9/2/15	145,117	145,112
0.07% 8/11/15	326,367	326,366
0.075% 9/18/15	173,817	173,808
0.10% 10/23/15	145,117	145,101
0.105% 11/3/15	161,273	161,236
Freddie Mac 0.075%
10/1/15	342,686	342,658
		1,658,258
Repurchase Agreements – 3.64%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $529,116
(collateralized by U.S.
government obligations
0.50%–2.00%
1/31/17–5/31/21;
market value $539,696)	529,113	529,113
Bank of Montreal
0.13%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price $881,865
(collateralized by U.S.
government obligations
1.25%–4.625%
9/30/16–2/15/40;
market value $899,493)	881,856	881,856
BNP Paribas
0.12%, dated 7/31/15, to
be repurchased on 8/3/15,
repurchase price
$2,038,052 (collateralized
by U.S. government
obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $2,078,792)	2,038,031	2,038,031
		3,449,000
Total Short-Term Investments
(cost $5,107,196)		5,107,258

(continues)     NQ-DPT-198 [7/15] 9/15 (15108) 1

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio (Unaudited)

Total Value of
Securities – 100.11%
(cost $68,268,030)	$94,925,540

Liabilities Net of Receivables and Other
Assets – (0.11%)	(105,411)
Net Assets – 100.00%	$94,820,129
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-198 [7/15] 9/15 (15108)

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$89,818,282	$—	$89,818,282
Short-Term Investments	—	5,107,258	5,107,258
Total	$89,818,282	$5,107,258	$94,925,540

NQ-DPT-198 [7/15] 9/15 (15108) 3

(Unaudited)

2. Investments (continued)

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-198 [7/15] 9/15 (15108)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: